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                                 NATIONWIDE(R)
                                    VARIABLE
                                     ACCOUNT

                                 ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31, 2000


                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO
APO-717-AD (12/00)

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                       NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

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                              PRESIDENT'S MESSAGE

                  We are pleased to bring you the 2000 annual report of the Nationwide Variable Account.

                  The red-hot technology sector finally cooled in 2000. The lofty valuations these stocks achieved in the late 1990s were restored to more reasonable levels. The NASDAQ was off over 39% and suffered its worst decline in nearly thirty years. Though not as drastic, the other major market indices were also off for the year. Softening corporate earnings of the long anticipated economic contraction helped trigger this market pullback.

                  Early this year the Federal Reserve aggressively responded to the slowing economy with two half-percentage-point reductions in short-term interest rates. And, further easing by the Fed is expected. The new administration in Washington D.C. is expected to supply further economic stimulus through a broad-based income tax reduction. While we can offer no guarantee of future market performance, history tells us this combination of favorable monetary and fiscal policy sets the stage for higher equity markets twelve to eighteen months out.

                  The varied array of investment options offered through your variable contract allow you to diversify your holdings to meet the changing economic and market conditions. We are pleased you have selected Nationwide and our investment products to help you achieve your long-term planning and retirement goals.

                              /s/ Joseph J. Gasper
                           Joseph J. Gasper, President
                                February 16, 2001

HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2000. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 35. This summary also includes certain performance measures for each fund series for the period indicated.

STATEMENT OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENT OF OPERATIONS shows income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes Investment activity for income and expenses shown on the STATEMENT OF OPERATIONS. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the Net change in contract owners' equity which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 31, provide further disclosures about the variable account and its underlying contract provisions.

--------------------------------------------------------------------------------

                          NATIONWIDE VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 2000

ASSETS:

   Investments at fair value:

      American Century: Growth Fund - Investor Class (ACGroI)
         630,521 shares (cost $16,939,706) ..................................................  $ 15,132,499

      American Century: Income & Growth Fund - Advisor Class (ACIncGroA)
         19,892 shares (cost $648,988) ......................................................       600,348

      American Century: Income & Growth Fund - Investor Class (ACIncGroI)
         324,092 shares (cost $9,770,797) ...................................................     9,784,327

      American Century: International Growth Fund - Advisors Class (ACIntGrA)
         11,065 shares (cost $141,338) ......................................................       120,834

      American Century: International Growth Fund - Investor Class (ACIntIGrI)
         282,959 shares (cost $3,878,142) ...................................................     3,092,741

      American Century: Short-Term Government Fund - Investor Class (ACSTGvtI)
         278,169 shares (cost $2,608,511) ...................................................     2,606,446

      American Century: Ultra Fund - Investor Class (ACUltraI)
         853,968 shares (cost $29,728,919) ..................................................    27,642,955

      Delaware Group Delchester High-Yield Bond Fund, Inc. -
      Delchester Fund Institutional Class (DeHYBd)
         175,003 shares (cost $1,016,775) ...................................................       633,510

      Dreyfus A Bonds Plus, Inc. (DryABds)
         149,067 shares (cost $2,085,332) ...................................................     2,070,542

      Dreyfus Appreciation Fund, Inc. (DryApp)
         67,035 shares (cost $3,018,313) ....................................................     2,878,475

      Dreyfus Balanced Fund, Inc. (DryBal)
         74,657 shares (cost $1,185,842) ....................................................     1,125,084

      Dreyfus Emerging Leaders Fund (DryELead)
         1,945 shares (cost $72,174) ........................................................        76,993

      Dreyfus Premier Third Century Fund, Inc. - Class Z (Dry3dCen)
         208,221 shares (cost $2,761,185) ...................................................     2,454,921

      Dreyfus S&P 500 Index Fund (Dry500Ix)
         595,589 shares (cost $22,713,322) ..................................................    22,924,240

      Evergreen Equity Income Fund - Class Y (EvInc)
         63,830 shares (cost $1,392,805) ....................................................     1,432,347

      Federated High Yield Trust (FedHiYld)
         75,984 shares (cost $580,992) ......................................................       508,333

      Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F (FedBdFd)
         168,124 shares (cost $1,495,096) ...................................................     1,466,038

      Fidelity Advisor Balanced Fund - Class A (FABalA)
         16,741 shares (cost $298,217) ......................................................       271,033

      Fidelity Advisor Balanced Fund - Class T (FABal)
         70,645 shares (cost $1,296,133) ....................................................     1,147,273

      Fidelity Advisor Equity Income Fund - Class A (FAEqIncA)
         9,936 shares (cost $265,859) .......................................................       254,453

      Fidelity Advisor Equity Income Fund - Class T (FAEqInc)
         80,015 shares (cost $2,156,334) ....................................................     2,070,790

      Fidelity Advisor Growth Opportunities Fund - Class A (FAGrOppA)
         4,717 shares (cost $187,508) .......................................................       159,490

      Fidelity Advisor Growth Opportunities Fund - Class T (FAGrOpp)
         200,164 shares (cost $9,069,287) ...................................................     6,835,589

      Fidelity Advisor High Yield Fund - Class T (FAHiYld)
         271,934 shares (cost $2,981,745) ...................................................     2,520,832

      Fidelity Asset Manager(TM) (FidAsMgr)
         347,670 shares (cost $6,226,646) ...................................................     5,847,810

      Fidelity Capital & Income Fund (FidCapInc)
         97,184 shares (cost $904,258) ......................................................       751,233

      Fidelity Equity-Income Fund (FidEqInc)
         245,194 shares (cost $12,434,621) ..................................................    13,100,702

      Fidelity Magellan(R) Fund (FidMgln)
         313,390 shares (cost $35,452,947) ..................................................    37,387,433

      Fidelity Puritan(R) Fund (FidPurtn)
         712,946 shares (cost $13,796,180) ..................................................    13,424,782

      Fidelity VIP - High Income Portfolio: Initial Class (FidVIPHI)
         9,961 shares (cost $114,810) .......................................................        81,479

      Franklin Mutual Series Fund Inc. - Mutual Shares Fund - Class A (FranMutSer)
         28,936 shares (cost $593,334) ......................................................       570,912

      Franklin Small Cap Growth Fund - Class A (FrSmCapGr)
         11,222 shares (cost $514,034) ......................................................       441,360

      Invesco Dynamics Fund, Inc. (InvDynam)
         483,952 shares (cost $13,709,875) ..................................................    11,503,549

      Invesco Small Company Growth Fund (InvSmCoGr)
         16,441 shares (cost $285,000) ......................................................       252,368

      Invesco Total Return Fund - Investor Class (InvTotRet)
         4,720 shares (cost $126,056) .......................................................       124,759

      Janus Advisor Balanced Fund (JanBal)
         139 shares (cost $3,420) ...........................................................         3,420

      Janus Advisor Worldwide Fund (JanWorld)
         12,589 shares (cost $498,666) ......................................................       468,307

      Janus Fund (JanFund)
         614,129 shares (cost $24,897,678) ..................................................    20,444,360

      Janus Twenty Fund (Jan20Fd)
         800,080 shares (cost $51,012,559) ..................................................    43,844,374

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

      Janus Worldwide Fund (JanWrldwde)
         391,807 shares (cost $23,691,963) ..................................................    22,278,148

      Lazard Small Cap Portfolio - Open Shares (LazSmCap)
         23,252 shares (cost $393,358) ......................................................       419,461

      MFS(R) Global Governments Fund - Class A (MFSWGvt)
         43,144 shares (cost $412,951) ......................................................       411,589

      Nationwide(R) Bond Fund - Class D (NWBdFd)
         164,785 shares (cost $1,529,500) ...................................................     1,476,470

      Nationwide(R) Fund - Class D (NWFund)
         330,905 shares (cost $9,206,944) ...................................................     6,846,424

      Nationwide(R) Growth Fund - Class D (NWGroFd)
         201,319 shares (cost $2,943,854) ...................................................     1,825,960

      Nationwide(R) Intermediate U.S. Government Bond Fund - Class D (NWUSGvt)
         48,132 shares (cost $477,932) ......................................................       496,718

      Nationwide(R) Money Market Fund - Prime Shares (NWMyMkt)
         14,250,691 shares (cost $14,250,691) ...............................................    14,250,691

      Nationwide(R) Money Market Fund - Service Class (NWMyMkS)
         1,787,516 shares (cost $1,787,516) .................................................     1,787,516

      Nationwide(R) S&P 500 Index Fund - Service Class (NWIndxFd)
         165,914 shares (cost $2,046,917) ...................................................     1,879,807

      Neuberger Berman Equity Fund - Guardian Fund (NBEFGuard)
         386,381 shares (cost $7,902,140) ...................................................     5,733,887

      Neuberger Berman Equity Fund - Partners Fund (NBEFPart)
         301,339 shares ($7,637,388) ........................................................     6,608,363

      Neuberger Berman Equity Trust - Genesis Fund (NBETGen)
         60,481 shares (cost $1,401,470) ....................................................     1,617,859

      Neuberger Berman Equity Trust - Guardian Fund (NBETGuard)
         5,446 shares (cost $73,448) ........................................................        63,768

      Neuberger Berman Equity Trust - Partners Fund (NBETPart)
         2,502 shares (cost $44,194) ........................................................        42,290

      Neuberger Berman Income Fund - Limited Maturity Bond Fund (NBIFLtdMat)
         80,633 shares (cost $768,672) ......................................................       760,373

      Oppenheimer Capital Appreciation Fund - Class A (OppCapApp)
         112 shares (cost $5,970) ...........................................................         5,344

      Oppenheimer Global Fund - Class A (OppGlob)
         291,713 shares (cost $15,281,457) ..................................................    15,454,935

      Phoenix - Oakhurst Balanced Fund - Class A (PhxBalFd)
         58,854 shares (cost $974,215) ......................................................       881,037

      Pimco Total Return Fund - Class A (PimTotRet)
         329 shares (cost $3,420) ...........................................................         3,420

      NMF Prestige Balanced Fund - Class A (PrBal)
         390 shares (cost $4,440) ...........................................................         4,169

      NMF Prestige International Fund - Class A (PrInt)
         5,990 shares (cost $65,006) ........................................................        63,135

      NMF Prestige Large Cap Growth Fund - Class A (PrLgCpGro)
         13,986 shares (cost $212,268) ......................................................       159,157

      NMF Prestige Large Cap Value Fund - Class A (PrLgCpVal)
         11,576 shares (cost $123,644) ......................................................       131,155

      NMF Prestige Small Cap Fund - Class A (PrSmCap)
         24,395 shares (cost $313,667) ......................................................       297,621

      Strong Advisor Common Stock Fund, Inc. (StComStk)
         99,400 shares (cost $2,292,808) ....................................................     2,003,898

      Strong Large Cap Growth Fund, Inc. (StLCap)
         156,996 shares (cost $6,295,884) ...................................................     5,458,754

      Strong Mid Cap Growth Fund - Class Z (StrMidCap)
         203 shares (cost $4,270) ...........................................................         4,099

      Templeton Foreign Fund - Class A (TemForFd)
         541,120 shares (cost $5,397,677) ...................................................     5,595,183

      Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)
         169,706 shares (cost $7,361,979) ...................................................     6,092,432

      Warburg Pincus Global Fixed-Income Fund - Common Shares (WPGlFxInc)
         17,309 shares (cost $171,908) ......................................................       168,070
                                                                                               ------------

            Total investments ...............................................................   358,878,674

   Accounts receivable ......................................................................        35,731
                                                                                               ------------

            Total assets ....................................................................   358,914,405

Accounts payable ............................................................................            --
                                                                                               ------------

Contract owners' equity (note 4) ............................................................  $358,914,405
                                                                                               ============

See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000


                                      TOTAL        ACGROI    ACINCGROA   ACINCGROI   ACINTGRA   ACINTLGRI    ACSTGVTI    ACULTRAI
INVESTMENT ACTIVITY:
  Reinvested dividends .........  $  4,113,191           --      2,027       96,032        --           --    125,899            --
  Mortality and expense
    risk charges (note 2) ......    (4,957,392)    (241,731)    (2,120)    (141,218)     (311)     (39,372)   (27,764)     (398,919)
                                  ------------   ----------   --------   ----------   -------   ----------   --------   -----------
    Net investment activity ....      (844,201)    (241,731)       (93)     (45,186)     (311)     (39,372)    98,135      (398,919)
                                  ------------   ----------   --------   ----------   -------   ----------   --------   -----------

  Proceeds from mutual funds
    shares sold ................   104,506,893    3,346,284    113,050    2,960,340    16,803    2,202,452    528,457     2,661,397
  Cost of mutual fund
    shares sold ................   (89,133,844)  (2,141,884)  (113,020)  (2,555,809)  (17,801)  (1,820,739)  (539,536)   (1,718,676)
                                  ------------   ----------   --------   ----------   -------   ----------   --------   -----------
    Realized gain (loss)
      on investments ...........    15,373,049    1,204,400         30      404,531      (998)     381,713    (11,079)      942,721
  Change in unrealized gain
    (loss) on investments ......   (95,789,936)  (5,813,026)   (48,640)  (1,691,365)  (20,504)  (1,377,956)    49,514   (10,922,189)
                                  ------------   ----------   --------   ----------   -------   ----------   --------   -----------
    Net gain (loss)
      on investments ...........   (80,416,887)  (4,608,626)   (48,610)  (1,286,834)  (21,502)    (996,243)    38,435    (9,979,468)
                                  ------------   ----------   --------   ----------   -------   ----------   --------   -----------
  Reinvested capital gains .....    25,671,305    1,974,182         --           --    15,885      426,450         --     3,314,639
                                  ------------   ----------   --------   ----------   -------   ----------   --------   -----------
     Net increase (decrease)
       in contract owners'
       equity resulting
       from operations .........  $(55,589,783)  (2,876,175)   (48,703)  (1,332,020)   (5,928)    (609,165)   136,570    (7,063,748)
                                  ============   ==========   ========   ==========   =======   ==========   ========   ===========

                                     DEHYBD       DRYABDS      DRYAPP       DRYBAL   DRYELEAD    DRY3DCEN     DRY500IX       EVINC
INVESTMENT ACTIVITY:
  Reinvested dividends .........  $    102,110      117,084     17,691       18,273        --       15,393      182,677      60,767
  Mortality and expense
    risk charges (note 2) ......       (12,573)     (24,785)   (29,457)      (8,464)     (199)     (29,557)    (309,544)    (17,825)
                                  ------------   ----------   --------   ----------   -------   ----------   ----------   ---------
    Net investment activity ....        89,537       92,299    (11,766)       9,809      (199)     (14,164)    (126,867)     42,942
                                  ------------   ----------   --------   ----------   -------   ----------   ----------   ---------

  Proceeds from mutual funds
    shares sold ................       289,235      502,823    762,706      108,290    28,137      247,756    4,676,014     174,339
  Cost of mutual fund
    shares sold ................      (453,124)    (549,877)  (667,054)    (112,318)  (30,501)    (192,017)  (3,204,907)   (145,372)
                                  ------------   ----------   --------   ----------   -------   ----------   ----------   ---------
    Realized gain (loss)
      on investments ...........      (163,889)     (47,054)    95,652       (4,028)   (2,364)      55,739    1,471,107      28,967
  Change in unrealized gain
    (loss) on investments ......      (157,913)     115,994   (279,543)     (50,363)    4,819     (581,258)  (4,064,331)    (24,323)
                                  ------------   ----------   --------   ----------   -------   ----------   ----------   ---------
    Net gain (loss)
      on investments ...........      (321,802)      68,940   (183,891)     (54,391)    2,455     (525,519)  (2,593,224)      4,644
                                  ------------   ----------   --------   ----------   -------   ----------   ----------   ---------
  Reinvested capital gains .....            --           --    192,315       44,013     1,121      162,206           --      29,739
                                  ------------   ----------   --------   ----------   -------   ----------   ----------   ---------
     Net increase (decrease)
       in contract owners'
       equity resulting
       from operations .........  $   (232,265)     161,239     (3,342)        (569)    3,377     (377,477)  (2,720,091)     77,325
                                  ============   ==========   ========   ==========   =======   ==========   ==========   =========


NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2000


                                  FEDHIYLD      FEDBDFD       FABALA      FABAL       FAEQINCA     FAEQINC    FAGROPPA   FAGROPP
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $    59,648      129,198      3,875        30,854        1,106       24,939        --          --
  Mortality and expense
    risk charges (note 2) .....       (7,508)     (20,996)      (883)      (15,124)        (205)     (24,664)     (324)   (107,495)
                                 -----------   ----------    --------   ----------   ----------   ----------   -------  ----------
    Net investment activity ...       52,140      108,202      2,992        15,730          901          275      (324)   (107,495)
                                 -----------   ----------    --------   ----------   ----------   ----------   -------  ----------

  Proceeds from mutual
    funds shares sold .........      455,341    1,246,498     10,172       421,590          889      885,093    77,894   3,000,983
  Cost of mutual fund
    shares sold ...............     (531,595)  (1,392,881)   (10,114)     (445,463)        (874)    (886,086)  (79,030) (2,763,055)
                                 -----------   ----------    --------   ----------   ----------   ----------   -------  ----------
    Realized gain (loss)
      on investments ..........      (76,254)    (146,383)        58       (23,873)          15         (993)   (1,136)    237,928
  Change in unrealized
    gain (loss)
    on investments ............      (40,365)      92,366    (27,185)     (114,751)     (11,405)     (16,790)  (28,018) (2,544,473)
                                 -----------   ----------    --------   ----------   ----------   ----------   -------  ----------
    Net gain (loss)
      on investments ..........     (116,619)     (54,017)   (27,127)     (138,624)     (11,390)     (17,783)  (29,154) (2,306,545)
                                 -----------   ----------    --------   ----------   ----------   ----------   -------  ----------
  Reinvested capital gains ....           --           --      6,942        35,154       19,916      160,305    16,619     721,693
                                 -----------   ----------    --------   ----------   ----------   ----------   -------  ----------
     Net increase
       (decrease) in
       contract owners'
       equity resulting
       from operations ........  $   (64,479)      54,185    (17,193)      (87,740)       9,427      142,797   (12,859) (1,692,347)
                                 ===========   ==========    ========   ==========   ==========   ==========   =======  ==========

                                   FAHIYLD      FIDASMGR    FIDCAPINC    FIDEQINC     FIDMGIN      FIDPURTN   FIDVIPHI  FRANMUTSER
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $   244,255      201,949      72,911      223,506       82,581      422,523     7,055      14,056
  Mortality and expense
    risk charges (note 2) .....      (37,347)     (75,399)    (11,234)    (177,281)    (526,611)    (172,911)   (1,274)     (5,664)
                                 -----------   ----------    --------   ----------   ----------   ----------   -------  ----------
    Net investment activity ...      206,908      126,550      61,677       46,225     (444,030)     249,612     5,781       8,392
                                 -----------   ----------    --------   ----------   ----------   ----------   -------  ----------

  Proceeds from mutual
    funds shares sold .........    1,312,243      874,745     145,860    5,361,134    4,959,258    4,053,664     1,326      36,854
  Cost of mutual fund
    shares sold ...............   (1,623,173)    (764,557)   (157,416)  (3,787,470)  (3,148,021)  (3,682,576)   (1,368)    (36,387)
                                 -----------   ----------    --------   ----------   ----------   ----------   -------  ----------
    Realized gain (loss)
      on investments ..........     (310,930)     110,188     (11,556)   1,573,664    1,811,237      371,088       (42)        467
  Change in unrealized
    gain (loss)
    on investments ............     (248,789)    (609,774)   (139,401)  (1,689,315)  (7,168,549)    (557,453)  (30,738)    (15,008)
                                 -----------   ----------    --------   ----------   ----------   ----------   -------  ----------
    Net gain (loss)
      on investments ..........     (559,719)    (499,586)   (150,957)    (115,651)  (5,357,312)    (186,365)  (30,780)    (14,541)
                                 -----------   ----------    --------   ----------   ----------   ----------   -------  ----------
  Reinvested capital gains ....           --      426,248          --      844,444    1,415,443      701,969        --      30,941
                                 -----------   ----------    --------   ----------   ----------   ----------   -------  ----------
     Net increase
       (decrease) in
       contract owners'
       equity resulting
       from operations ........  $  (352,811)      53,212     (89,280)     775,018   (4,385,899)     765,216   (24,999)     24,792
                                 ===========   ==========    ========   ==========   ==========   ==========   =======  ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2000


                                 FRSMCAPGR     INVDYNAM   INVSMCOGR  INVTOTRET     JANBAL      JANWORLD     JANFUND       JAN20FD
INVESTMENT ACTIVITY:
  Reinvested dividends .......  $     2,658           --         --        752           --        2,786      300,915            --
  Mortality and expense
    risk charges (note 2) ....       (1,191)    (123,559)      (429)      (243)          --         (619)    (289,767)     (730,731)
                                -----------   ----------   --------   --------   ----------   ----------   ----------   -----------
    Net investment activity ..        1,467     (123,559)      (429)       509           --        2,167       11,148      (730,731)
                                -----------   ----------   --------   --------   ----------   ----------   ----------   -----------

  Proceeds from mutual
    funds shares sold ........       21,404    3,081,459      9,103        214           --          296    3,931,276     6,383,970
  Cost of mutual fund
    shares sold ..............      (23,009)  (2,195,741)    (8,634)      (225)          --         (325)  (2,323,968)   (2,884,812)
                                -----------   ----------   --------   --------   ----------   ----------   ----------   -----------
    Realized gain (loss)
      on investments .........       (1,605)     885,718        469        (11)          --          (29)   1,607,308     3,499,158
  Change in unrealized
    gain (loss)
    on investments ...........      (72,674)  (2,944,320)   (32,633)    (1,297)          --      (30,359)  (7,868,975)  (25,701,299)
                                -----------   ----------   --------   --------   ----------   ----------   ----------   -----------
    Net gain (loss)
      on investments .........      (74,279)  (2,058,602)   (32,164)    (1,308)          --      (30,388)  (6,261,667)  (22,202,141)
                                -----------   ----------   --------   --------   ----------   ----------   ----------   -----------
  Reinvested capital gains ...        2,512       36,954     11,714      2,580           --           --    2,088,623     1,367,498
                                -----------   ----------   --------   --------   ----------   ----------   ----------   -----------
     Net increase
       (decrease) in
       contract owners'
       equity resulting
       from operations .......  $   (70,300)  (2,145,207)   (20,879)     1,781           --      (28,221)  (4,161,896)  (21,565,374)
                                ===========   ==========   ========   ========   ==========   ==========   ==========   ===========

                                JANWRLDWDE     LAZSMCAP    MFSWGVT     NWBDFD      NWFUND      NWGROFD      NWUSGVT      NWMYMKT
INVESTMENT ACTIVITY:
  Reinvested dividends .......  $   263,948        2,768         --    101,610       57,635           --       25,110       748,324
  Mortality and expense
    risk charges (note 2) ....     (315,888)      (3,636)    (5,908)   (19,682)     (98,028)     (36,024)      (5,336)     (170,126)
                                -----------   ----------   --------   --------   ----------   ----------   ----------   -----------
    Net investment activity ..      (51,940)        (868)    (5,908)    81,928      (40,393)     (36,024)      19,774       578,198
                                -----------   ----------   --------   --------   ----------   ----------   ----------   -----------

  Proceeds from mutual
    funds shares sold ........    2,687,694      101,719    364,872    554,898    2,805,615    1,334,599      463,021    17,607,396
  Cost of mutual fund
    shares sold ..............   (1,462,964)    (105,595)  (428,605)  (590,723)  (2,583,400)  (1,206,345)    (475,189)  (17,607,396)
                                -----------   ----------   --------   --------   ----------   ----------   ----------   -----------
    Realized gain (loss)
      on investments .........    1,224,730       (3,876)   (63,733)   (35,825)     222,215      128,254      (12,168)           --
  Change in unrealized
    gain (loss)
    on investments ...........   (8,425,583)      32,307     68,733     38,713   (2,391,910)  (1,487,368)      39,127            --
                                -----------   ----------   --------   --------   ----------   ----------   ----------   -----------
    Net gain (loss)
      on investments .........   (7,200,853)      28,431      5,000      2,888   (2,169,695)  (1,359,114)      26,959            --
                                -----------   ----------   --------   --------   ----------   ----------   ----------   -----------
  Reinvested capital gains ...    2,157,913       12,829         --         --    1,961,558      481,189           --            --
                                -----------   ----------   --------   --------   ----------   ----------   ----------   -----------
     Net increase
       (decrease) in
       contract owners'
       equity resulting
       from operations .......  $(5,094,880)      40,392       (908)    84,816     (248,530)    (913,949)      46,733       578,198
                                ===========   ==========   ========   ========   ==========   ==========   ==========   ===========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2000


                                       NWMYMKS       NWINDXFD    NBEFGUARD     NBEFPART    NBETGEN   NBETGUARD  NBETPART  NBIFLTDMAT
INVESTMENT ACTIVITY:
  Reinvested dividends .............  $    28,947        4,874       39,726       46,575         --        138       258     59,269
  Mortality and expense
    risk charges (note 2) ..........       (5,769)      (9,081)     (83,749)     (92,049)   (13,078)       (92)      (90)   (12,042)
                                      -----------   ----------   ----------   ----------   --------   --------   -------   --------
    Net investment activity ........       23,178       (4,207)     (44,023)     (45,474)   (13,078)        46       168     47,227
                                      -----------   ----------   ----------   ----------   --------   --------   -------   --------

  Proceeds from mutual
    funds shares sold ..............    4,766,382       66,740    1,931,896    2,240,896    350,878      5,517       702    835,726
  Cost of mutual fund
    shares sold ....................   (4,766,382)     (62,558)  (2,909,756)  (2,798,755)  (308,699)    (5,806)     (747)  (888,700)
                                      -----------   ----------   ----------   ----------   --------   --------   -------   --------
    Realized gain (loss)
      on investments ...............           --        4,182     (977,860)    (557,859)    42,179       (289)      (45)   (52,974)
  Change in unrealized
    gain (loss)
    on investments .................           --     (188,241)    (160,937)     (24,874)   182,098     (9,680)   (1,904)    40,948
                                      -----------   ----------   ----------   ----------   --------   --------   -------   --------
    Net gain (loss)
      on investments ...............           --     (184,059)  (1,138,797)    (582,733)   224,277     (9,969)   (1,949)   (12,026)
                                      -----------   ----------   ----------   ----------   --------   --------   -------   --------
  Reinvested capital gains .........           --       28,154      984,304      528,758     56,500      8,967     2,342         --
                                      -----------   ----------   ----------   ----------   --------   --------   -------   --------
     Net increase
       (decrease) in
       contract owners'
       equity resulting
       from operations .............  $    23,178     (160,112)    (198,516)     (99,449)   267,699       (956)      561     35,201
                                      ===========   ==========   ==========   ==========   ========   ========   =======   ========

                                       OPPCAPAPP     OPPGLOB      PHXBALFD    PIMTOTRET     PRBAL      PRINT    PRLGCPGRO  PRLGCPVAL
INVESTMENT ACTIVITY:
  Reinvested dividends .............  $        --        1,229       24,904           --        112        268        --      1,147
  Mortality and expense
    risk charges (note 2) ..........           (5)    (190,751)     (12,512)          --        (68)      (767)   (1,618)      (989)
                                      -----------   ----------   ----------   ----------   --------   --------   -------   --------
    Net investment activity ........           (5)    (189,522)      12,392           --         44       (499)   (1,618)       158
                                      -----------   ----------   ----------   ----------   --------   --------   -------   --------

  Proceeds from mutual
    funds shares sold ..............            5    1,707,119      376,071           --      4,564     99,370    23,532     84,946
  Cost of mutual fund
    shares sold ....................           (5)  (1,137,808)    (366,125)          --     (4,426)  (103,280)  (19,781)   (78,037)
                                      -----------   ----------   ----------   ----------   --------   --------   -------   --------
    Realized gain (loss)
      on investments ...............           --      569,311        9,946           --        138     (3,910)    3,751      6,909
  Change in unrealized
    gain (loss)
    on investments .................         (627)  (3,038,304)    (147,524)          --       (367)    (5,276)  (55,813)     7,570
                                      -----------   ----------   ----------   ----------   --------   --------   -------   --------
    Net gain (loss)
      on investments ...............         (627)  (2,468,993)    (137,578)          --       (229)    (9,186)  (52,062)    14,479
                                      -----------   ----------   ----------   ----------   --------   --------   -------   --------
  Reinvested capital gains .........          531    2,853,357      106,451           --         49      2,962     6,593         --
                                      -----------   ----------   ----------   ----------   --------   --------   -------   --------
     Net increase
       (decrease) in
       contract owners'
       equity resulting
       from operations .............  $      (101)     194,842      (18,735)          --       (136)    (6,723)  (47,087)    14,637
                                      ===========   ==========   ==========   ==========   ========   ========   =======   ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2000


                                 PRSMCAP   STCOMSTK    STLCAP     STRMIDCAP    TEMFORFD      WPEMGRO    WPGLFXINC
INVESTMENT ACTIVITY:
  Reinvested dividends .......  $     --      4,172           --       --        128,599           --     10,058
  Mortality and expense
    risk charges (note 2) ....    (3,476)   (20,502)     (78,810)      (4)       (71,495)     (89,359)    (1,160)
                                --------   --------   ----------     ----     ----------   ----------    -------
    Net investment activity ..    (3,476)   (16,330)     (78,810)      (4)        57,104      (89,359)     8,898
                                --------   --------   ----------     ----     ----------   ----------    -------
  Proceeds from mutual
    funds shares sold ........   105,273    284,511    1,156,703        4      8,270,899    1,372,040     13,956
   Cost of mutual fund
    shares sold ..............   (90,972)  (268,781)    (719,014)      (4)    (8,238,535)    (881,007)   (15,034)
                                --------   --------   ----------     ----     ----------   ----------    -------
    Realized gain (loss)
      on investments .........    14,301     15,730      437,689       --         32,364      491,033     (1,078)
  Change in unrealized
    gain (loss)
    on investments ...........   (25,820)  (349,612)  (2,118,374)    (171)      (468,696)  (2,635,323)      (739)
                                --------   --------   ----------     ----     ----------   ----------    -------
    Net gain (loss)
      on investments .........   (11,519)  (333,882)  (1,680,685)    (171)      (436,332)  (2,144,290)    (1,817)
                                --------   --------   ----------     ----     ----------   ----------    -------
  Reinvested capital gains ...    24,037    313,611      805,986      190        113,663    1,171,256         --
                                --------   --------   ----------     ----     ----------   ----------    -------
     Net increase
       (decrease) in
       contract owners'
       equity resulting
       from operations .......  $  9,042    (36,601)    (953,509)      15       (265,565)  (1,062,393)     7,081
                                ========   ========   ==========     ====     ==========   ==========    =======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                           TOTAL                      ACGROI              ACINCGROA             ACINCGROI
                                --------------------------    ----------------------    -------------   -------------------------
                                    2000          1999           2000        1999        2000    1999      2000          1999
                                ------------   -----------    ----------  ----------    -------  ----   -----------   -----------
INVESTMENT ACTIVITY:
  Net investment income .....   $   (844,201)       78,182      (241,731)   (198,570)       (93)   --      (45,186)     (17,423)
  Realized gain (loss)
    on investments ..........     15,373,049     9,726,579     1,204,400     973,754         30    --      404,531      249,848
  Change in unrealized
    gain (loss)
    on investments ..........    (95,789,936)   37,877,938    (5,813,026)  1,707,076    (48,640)   --   (1,691,365)   1,166,622
  Reinvested capital gains ..     25,671,305    20,213,428     1,974,182   2,063,722         --    --           --       18,019
                                ------------   -----------    ----------  ----------    -------   ---   ----------   ----------
    Net increase
      (decrease) in
      contract owners'
      equity resulting
      from operations .......    (55,589,783)   67,896,127    (2,876,175)  4,545,982    (48,703)   --   (1,332,020)   1,417,066
                                ------------   -----------    ----------  ----------    -------   ---   ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments
    received from
    contract owners .........    102,820,356    89,714,200     1,498,698   1,590,054    645,670    --    2,469,378    2,978,474
  Transfers between funds ...             --            --     1,185,132     189,443     11,994    --     (738,403)     (53,752)
  Redemptions ...............    (47,570,321)  (23,847,262)   (2,923,693) (1,465,483)    (8,605)   --   (1,563,282)    (351,090)
  Annuity benefits ..........        (26,802)      (26,949)      (20,201)    (15,993)        --    --           --           --
  Annual contract
    maintenance charges
    (note 2) ................       (366,439)     (261,269)      (18,479)    (15,697)        --    --      (10,199)      (7,497)
  Contingent deferred
    sales charges
    (note 2) ................       (669,374)     (391,816)      (18,345)     (9,269)        (9)   --      (22,285)      (5,905)
  Adjustments to
    maintain reserves .......         40,986       (33,202)        6,116       4,665       (303)   --          395           76
                                ------------   -----------    ----------  ----------    -------   ---   ----------   ----------
      Net equity
        transactions ........     54,228,406    65,153,702      (290,772)    277,720    648,747    --      135,604    2,560,306
                                ------------   -----------    ----------  ----------    -------   ---   ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ............     (1,361,377)  133,049,829    (3,166,947)  4,823,702    600,044    --   (1,196,416)   3,977,372
CONTRACT OWNERS'
  EQUITY BEGINNING
  OF PERIOD .................    360,275,782   227,225,953    18,304,406  13,480,704         --    --   10,981,114    7,003,742
                                ------------   -----------    ----------  ----------    -------   ---   ----------   ----------
CONTRACT OWNERS'
  EQUITY END OF PERIOD ......   $358,914,405   360,275,782    15,137,459  18,304,406    600,044    --    9,784,698   10,981,114
                                ============   ===========    ==========  ==========    =======   ===   ==========   ==========

CHANGES IN UNITS:
  Beginning units ...........     11,921,944     9,245,561       153,920     150,519         --    --      534,684      397,026
                                ------------   -----------    ----------  ----------    -------   ---   ----------   ----------
  Units purchased ...........      8,586,630     6,825,582        43,881      33,591     68,074    --      193,520      285,513
  Units redeemed ............     (5,355,842)   (4,149,199)      (11,633)    (30,190)      (884)   --     (188,694)    (147,855)
                                ------------   -----------    ----------  ----------    -------   ---   ----------   ----------
  Ending units ..............     15,152,732    11,921,944       186,168     153,920     67,190    --     539,510       534,684
                                ============   ===========    ==========  ==========    =======   ===   ==========   ==========


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                       ACINTGRA             ACINTLGRI                ACSTGVTI                 ACULTRAI
                                   ---------------   ----------------------   ----------------------  ------------------------
                                     2000     1999      2000        1999        2000         1999        2000         1999
                                   --------   ----   ----------   ---------   ---------   ----------  -----------   ----------
INVESTMENT ACTIVITY:
  Net investment income .........  $   (311)    --      (39,372)    (15,483)     98,135      113,787     (398,919)    (289,122)
  Realized gain (loss)
    on investments ..............      (998)    --      381,713     142,702     (11,079)     (34,015)     942,721      775,474
  Change in unrealized
    gain (loss)
    on investments ..............   (20,504)    --   (1,377,956)    593,121      49,514      (64,989) (10,922,189)   6,814,122
  Reinvested capital gains ......    15,885     --      426,450     103,146          --           --    3,314,639      864,560
                                   --------   ----   ----------   ---------   ---------   ----------  -----------   ----------
    Net increase (decrease)
      in contract owners'
      equity resulting
      from operations ...........    (5,928)    --     (609,165)    823,486     136,570       14,783   (7,063,748)   8,165,034
                                   --------   ----   ----------   ---------   ---------   ----------  -----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ........   126,731     --      931,221     428,105     230,673      167,093    7,963,938    6,583,564
  Transfers between funds .......        31     --      982,556     (38,930)    510,496      (97,603)     182,258   (1,139,291)
  Redemptions ...................        --     --     (213,446)    (87,756)   (298,762)  (1,053,119)  (3,184,461)  (1,224,869)
  Annuity benefits ..............        --     --           --          --         310         (940)          --           --
  Annual contract maintenance
    charges (note 2) ............        --     --       (3,096)     (1,654)     (1,529)      (1,463)     (26,974)     (20,319)
  Contingent deferred sales
    charges (note 2) ............        --     --       (4,487)     (2,075)     (2,191)     (34,837)     (52,312)     (26,644)
  Adjustments to maintain
    reserves ....................       615     --           54          58      (8,011)        (448)         702          456
                                   --------   ----   ----------   ---------   ---------   ----------  -----------   ----------
      Net equity transactions ...   127,377     --    1,692,802     297,748     430,986   (1,021,317)   4,883,151    4,172,897
                                   --------   ----   ----------   ---------   ---------   ----------  -----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ................   121,449     --    1,083,637   1,121,234     567,556   (1,006,534)  (2,180,597)  12,337,931
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ...........        --     --    2,009,150     887,916   2,030,888    3,037,422   29,824,155   17,486,224
                                   --------   ----   ----------   ---------   ---------   ----------  -----------   ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD .................  $121,449     --    3,092,787   2,009,150   2,598,444    2,030,888   27,643,558   29,824,155
                                   ========   ====   ==========   =========   =========   ==========  ===========   ==========

CHANGES IN UNITS:
  Beginning units ...............        --     --       67,211      48,212      87,492      131,664      958,510      784,677
                                   --------   ----   ----------   ---------   ---------   ----------  -----------   ----------
  Units purchased ...............    14,160     --      160,238      50,422      49,191       15,350      445,100      348,440
  Units redeemed ................      (200)    --     (104,123)    (31,423)    (26,369)     (59,522)    (143,164)    (174,607)
                                   --------   ----   ----------   ---------   ---------   ----------  -----------   ----------
  Ending units ..................    13,960     --      123,326      67,211     110,314       87,492    1,260,446      958,510
                                   ========   ====   ==========   =========   =========   ==========  ===========   ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                DEHYBD                  DRYABDS                 DRYAPP                DRYBAL
                                       ----------------------   ---------------------   ---------------------   ------------------
                                          2000         1999       2000         1999       2000         1999       2000      1999
                                       ----------   ---------   ---------   ---------   ---------   ---------   ---------  -------
INVESTMENT ACTIVITY:
  Net investment income .............  $   89,537     108,002      92,299      98,792     (11,766)    (11,880)      9,809    3,618
  Realized gain (loss)
    on investments ..................    (163,889)    (23,286)    (47,054)    (41,752)     95,652      32,703      (4,028)  (5,075)
  Change in unrealized
    gain (loss) on investments ......    (157,913)   (134,705)    115,994     (49,034)   (279,543)     77,744     (50,363)  (4,500)
  Reinvested capital gains ..........          --          --          --          --     192,315      14,262      44,013   30,801
                                       ----------   ---------   ---------   ---------   ---------   ---------   ---------  -------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .....    (232,265)    (49,989)    161,239       8,006      (3,342)    112,829        (569)  24,844
                                       ----------   ---------   ---------   ---------   ---------   ---------   ---------  -------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ............      19,658     305,176     325,749     416,301   1,235,875   1,120,026     706,801  167,111
  Transfers between funds ...........    (224,139)   (144,207)   (125,950)   (396,674)   (395,205)    268,875     100,535   12,770
  Redemptions .......................     (60,142)    (71,301)   (218,390)   (181,145)   (110,808)    (61,137)    (27,524) (16,459)
  Annuity benefits ..................          --          --          --          --          --          --          --       --
  Annual contract maintenance
    charges (note 2) ................        (434)       (559)     (1,638)     (1,599)     (2,864)     (1,336)       (690)    (285)
  Contingent deferred sales
    charges (note 2) ................        (511)     (1,009)     (3,661)     (4,613)     (2,842)       (776)       (940)    (608)
  Adjustments to maintain
    reserves ........................       3,664         (10)         92         403       2,395       1,699         601      257
                                       ----------   ---------   ---------   ---------   ---------   ---------   ---------  -------
      Net equity transactions .......    (261,904)     88,090     (23,798)   (167,327)    726,551   1,327,351     778,783  162,786
                                       ----------   ---------   ---------   ---------   ---------   ---------   ---------  -------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ....................    (494,169)     38,101     137,441    (159,321)    723,209   1,440,180     778,214  187,630
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ...............   1,133,963   1,095,862   1,933,180   2,092,501   2,157,476     717,296     347,446  159,816
                                       ----------   ---------   ---------   ---------   ---------   ---------   ---------  -------
CONTRACT OWNERS' EQUITY
  END OF PERIOD .....................  $  639,794   1,133,963   2,070,621   1,933,180   2,880,685   2,157,476   1,125,660  347,446
                                       ==========   =========   =========   =========   =========   =========   =========  =======

CHANGES IN UNITS:
  Beginning units ...................      79,605      73,489     160,276     174,256     156,211      56,370      29,698   14,859
                                       ----------   ---------   ---------   ---------   ---------   ---------   ---------  -------
  Units purchased ...................       1,537      20,810      47,915      59,137     139,435     133,388      85,365   24,792
  Units redeemed ....................     (23,685)    (14,694)    (50,423)    (73,117)    (70,143)    (33,547)    (14,035)  (9,953)
                                       ----------   ---------   ---------   ---------   ---------   ---------   ---------  -------
  Ending units ......................      57,457      79,605     157,768     160,276     225,503     156,211     101,028   29,698
                                       ==========   =========   =========   =========   =========   =========   =========  =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                              DRYELEAD           DRY3DCEN                  DRY500IX                    EVINC
                                           --------------  ---------------------   -----------------------   ---------------------
                                            2000     1999    2000        1999         2000         1999        2000        1999
                                           -------   ----  ---------   ---------   ----------   ----------   ---------   ---------
INVESTMENT ACTIVITY:
  Net investment income .................. $  (199)    --    (14,164)    (18,115)    (126,867)     (59,962)     42,942      49,292
  Realized gain (loss) on investments ....  (2,364)    --     55,739      78,524    1,471,107      898,845      28,967      27,970
  Change in unrealized gain (loss)
    on investments .......................   4,819     --   (581,258)    172,373   (4,064,331)   2,071,050     (24,323)     85,128
  Reinvested capital gains ...............   1,121     --    162,206     160,139           --      277,023      29,739      25,558
                                           -------   ----  ---------   ---------   ----------   ----------   ---------   ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................   3,377     --   (377,477)    392,921   (2,720,091)   3,186,956      77,325     187,948
                                           -------   ----  ---------   ---------   ----------   ----------   ---------   ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................  73,615     --    868,410     689,809    6,251,141    7,439,433      57,398     181,434
  Transfers between funds ................      --     --    185,644    (117,085)    (456,601)   1,823,273     (47,861)   (160,727)
  Redemptions ............................      --     --   (179,839)    (75,336)  (3,865,590)  (1,042,505)    (70,157)    (70,401)
  Annuity benefits .......................      --     --         --          --           --           --          --          --
  Annual contract maintenance charges
    (note 2) .............................      --     --     (2,575)     (1,871)     (31,312)     (19,905)     (1,002)     (1,050)
  Contingent deferred sales charges
    (note 2) .............................      --     --     (3,640)     (1,220)     (66,540)     (20,042)     (1,448)       (619)
  Adjustments to maintain reserves .......       4     --         85          29          826          166       8,099           7
                                           -------   ----  ---------   ---------   ----------   ----------   ---------   ---------
      Net equity transactions ............  73,619     --    868,085     494,326    1,831,924    8,180,420     (54,971)    (51,356)
                                           -------   ----  ---------   ---------   ----------   ----------   ---------   ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....  76,996     --    490,608     887,247     (888,167)  11,367,376      22,354     136,592
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................      --     --  1,964,378   1,077,131   23,813,192   12,445,816   1,418,098   1,281,506
                                           -------   ----  ---------   ---------   ----------   ----------   ---------   ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .... $76,996     --  2,454,986   1,964,378   22,925,025   23,813,192   1,440,452   1,418,098
                                           =======   ====  =========   =========   ==========   ==========   =========   =========

CHANGES IN UNITS:
  Beginning units ........................      --     --     59,207      41,708      692,394      429,513      72,494      75,243
                                           -------   ----  ---------   ---------   ----------   ----------   ---------   ---------
  Units purchased ........................   7,486     --     61,463      35,408      293,137      413,371       5,697      11,614
  Units redeemed .........................      --     --     (2,972)    (17,909)    (238,737)    (150,490)     (8,577)    (14,363)
                                           -------   ----  ---------   ---------   ----------   ----------   ---------   ---------
  Ending units ...........................   7,486     --    117,698      59,207      746,794      692,394      69,614      72,494
                                           =======   ====  =========   =========   ==========   ==========   =========   =========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                  FEDHIYLD               FEDBDFD               FABALA            FABAL
                                            --------------------   ---------------------   --------------  ---------------------
                                              2000        1999       2000        1999       2000     1999    2000        1999
                                            ---------   --------   ---------   ---------   -------   ----  ---------   ---------
INVESTMENT ACTIVITY:
  Net investment income ..................  $  52,140     37,046     108,202      84,573     2,992     --     15,730      11,047
  Realized gain (loss) on investments ....    (76,254)    (4,354)   (146,383)    (23,908)       58     --    (23,873)    (14,947)
  Change in unrealized gain (loss)
    on investments .......................    (40,365)   (34,463)     92,366    (109,895)  (27,185)    --   (114,751)    (15,270)
  Reinvested capital gains ...............         --         --          --          --     6,942     --     35,154      49,976
                                            ---------   --------   ---------   ---------   -------   ----  ---------   ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................    (64,479)    (1,771)     54,185     (49,230)  (17,193)    --    (87,740)     30,806
                                            ---------   --------   ---------   ---------   -------   ----  ---------   ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................    261,519    155,180     423,293     519,407   293,275     --    317,945     973,573
  Transfers between funds ................    (75,468)  (131,704)   (207,565)    (25,840)       --     --   (362,983)    (70,703)
  Redemptions ............................   (110,793)   (12,620)   (349,905)    (98,914)   (5,051)    --    (48,305)    (66,271)
  Annuity benefits .......................         --         --          --          --        --     --         --          --
  Annual contract maintenance charges
    (note 2) .............................       (378)      (242)       (962)       (719)       --     --     (1,671)     (1,130)
  Contingent deferred sales charges
    (note 2) .............................       (514)      (184)     (2,293)     (1,002)       --     --       (481)     (1,134)
  Adjustments to maintain reserves .......        276        456         118          34        14     --         32          (6)
                                            ---------   --------   ---------   ---------   -------   ----  ---------   ---------
      Net equity transactions ............     74,642     10,886    (137,314)    392,966   288,238     --    (95,463)    834,329
                                            ---------   --------   ---------   ---------   -------   ----  ---------   ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....     10,163      9,115     (83,129)    343,736   271,045     --   (183,203)    865,135
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................    498,493    489,378   1,549,200   1,205,464        --     --  1,330,505     465,370
                                            ---------   --------   ---------   ---------   -------   ----  ---------   ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ....  $ 508,656    498,493   1,466,071   1,549,200   271,045     --  1,147,302   1,330,505
                                            =========   ========   =========   =========   =======   ====  =========   =========

CHANGES IN UNITS:
  Beginning units ........................     49,636     49,055     139,182     104,392        --     --     86,087      31,056
                                            ---------   --------   ---------   ---------   -------   ----  ---------   ---------
  Units purchased ........................     53,298     43,597      92,549      74,911    28,935     --     25,744      74,264
  Units redeemed .........................    (46,574)   (43,016)   (102,436)    (40,121)     (482)    --    (32,071)    (19,233)
                                            ---------   --------   ---------   ---------   -------   ----  ---------   ---------
  Ending units ...........................     56,360     49,636     129,295     139,182    28,453     --     79,760      86,087
                                            =========   ========   =========   =========   =======   ====  =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                 FAEQINCA          FAEQINC              FAGROPPA            FAGROPP
                                            ---------------  ---------------------   --------------  ----------------------
                                              2000     1999    2000        1999       2000     1999     2000        1999
                                            --------   ----  ---------   ---------   -------   ----  ----------   ---------
INVESTMENT ACTIVITY:
  Net investment income ..................  $    901     --        275     (13,074)     (324)    --    (107,495)    (44,125)
  Realized gain (loss) on investments ....        15     --       (993)    101,673    (1,136)    --     237,928     194,685
  Change in unrealized gain (loss)
    on investments .......................   (11,405)    --    (16,790)   (264,494)  (28,018)    --  (2,544,473)   (845,688)
  Reinvested capital gains ...............    19,916     --    160,305     211,430    16,619     --     721,693     900,042
                                            --------   ----  ---------   ---------   -------   ----  ----------   ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................     9,427     --    142,797      35,535   (12,859)    --  (1,692,347)    204,914
                                            --------   ----  ---------   ---------   -------   ----  ----------   ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................   231,432     --    269,417     582,052   232,415     --   2,069,879   2,517,631
  Transfers between funds ................    14,233     --   (219,138)   (215,278)  (59,478)    --  (1,679,631)   (189,059)
  Redemptions ............................      (638)    --   (162,252)    (61,176)     (588)    --  (1,166,012)   (470,392)
  Annuity benefits .......................        --     --         --          --        --     --          --          --
  Annual contract maintenance charges
    (note 2) .............................        --     --     (2,769)     (2,401)       --     --     (10,350)     (9,262)
  Contingent deferred sales charges
    (note 2) .............................        --     --     (2,548)     (1,758)       --     --     (17,322)     (8,286)
  Adjustments to maintain reserves .......        --     --         91          (6)       (3)    --         166         (60)
                                            --------   ----  ---------   ---------   -------   ----  ----------   ---------
      Net equity transactions ............   245,027     --   (117,199)    301,433   172,346     --    (803,270)  1,840,572
                                            --------   ----  ---------   ---------   -------   ----  ----------   ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....   254,454     --     25,598     336,968   159,487     --  (2,495,617)  2,045,486
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................        --     --  2,045,287   1,708,319        --     --   9,331,374   7,285,888
                                            --------   ----  ---------   ---------   -------   ----  ----------   ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ....  $254,454     --  2,070,885   2,045,287   159,487     --   6,835,757   9,331,374
                                            ========   ====  =========   =========   =======   ====  ==========   =========

 CHANGES IN UNITS:
   Beginning units .......................        --     --    122,012     103,814        --     --     488,519     391,088
                                            --------   ----  ---------   ---------   -------   ----  ----------   ---------
   Units purchased .......................    22,886     --     42,959      50,773    18,891     --     156,196     167,491
   Units redeemed ........................       (63)    --    (50,511)    (32,575)      (48)    --    (201,223)    (70,060)
                                            --------   ----  ---------   ---------   -------   ----  ----------   ---------
   Ending units ..........................    22,823     --    114,460     122,012    18,843     --     443,492     488,519
                                            ========   ====  =========   =========   =======   ====  ==========   =========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                           FAHIYLD                FIDASMGR               FIDCAPINC               FIDEQINC
                                   ----------------------   ---------------------   --------------------   -----------------------
                                      2000         1999        2000       1999        2000       1999        2000          1999
                                   ----------   ---------   ---------   ---------   --------   ---------   ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income .........  $  206,908     183,937     126,550      91,094     61,677      78,028       46,225       15,141
  Realized gain (loss)
    on investments ..............    (310,930)   (112,761)    110,188      61,306    (11,556)     24,093    1,573,664    1,529,689
  Change in unrealized
    gain (loss) on investments ..    (248,789)    125,442    (609,774)    212,814   (139,401)    (14,514)  (1,689,315)  (2,022,662)
  Reinvested capital gains ......          --          --     426,248     212,824         --      40,370      844,444    1,446,910
                                   ----------   ---------   ---------   ---------   --------   ---------   ----------   ----------
    Net increase (decrease)
      in contract owners'
      equity resulting from
      operations ................    (352,811)    196,618      53,212     578,038    (89,280)    127,977      775,018      969,078
                                   ----------   ---------   ---------   ---------   --------   ---------   ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ........     763,712     591,358     758,069   1,304,975         --          --      754,810    1,545,727
  Transfers between funds .......    (353,208)   (367,666)     (5,924)   (138,610)    (1,317)   (123,285)  (1,230,096)  (1,091,107)
  Redemptions ...................    (471,835)   (273,085)   (552,669)   (274,660)  (130,701)   (238,589)  (3,300,662)  (2,329,777)
  Annuity benefits ..............          --          --          --          --          6      (1,625)      (4,522)      (5,247)
  Annual contract maintenance
    charges (note 2) ............      (2,363)     (2,284)     (4,418)     (3,895)    (1,259)     (1,525)     (16,710)     (18,301)
  Contingent deferred sales
    charges (note 2) ............      (3,638)     (2,121)     (5,897)     (4,736)      (126)       (146)     (12,165)     (11,982)
  Adjustments to
    maintain reserves ...........         775      (2,747)        210         176     (8,630)       (386)      (2,887)         189
                                   ----------   ---------   ---------   ---------   --------   ---------   ----------   ----------
      Net equity transactions ...     (66,557)    (56,545)    189,371     883,250   (142,027)   (365,556)  (3,812,232)  (1,910,498)
                                   ----------   ---------   ---------   ---------   --------   ---------   ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ................    (419,368)    140,073     242,583   1,461,288   (231,307)   (237,579)  (3,037,214)    (941,420)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ...........   2,940,818   2,800,745   5,605,426   4,144,138    973,878   1,211,457   16,135,005   17,076,425
                                   ----------   ---------   ---------   ---------   --------   ---------   ----------   ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD .................  $2,521,450   2,940,818   5,848,009   5,605,426    742,571     973,878   13,097,791   16,135,005
                                   ==========   =========   =========   =========   ========   =========   ==========   ==========

CHANGES IN UNITS:
  Beginning units ...............     219,180     223,247     290,579     240,850     17,841      24,848      193,545      216,592
                                   ----------   ---------   ---------   ---------   --------   ---------   ----------   ----------
  Units purchased ...............     103,512      85,333      63,698      86,183         --          --       31,033       27,336
  Units redeemed ................    (107,177)    (89,400)    (54,300)    (36,454)    (2,476)     (7,007)     (77,867)     (50,383)
                                   ----------   ---------   ---------   ---------   --------   ---------   ----------   ----------
  Ending units ..................     215,515     219,180     299,977     290,579     15,365      17,841      146,711      193,545
                                   ==========   =========   =========   =========   ========   =========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                FIDMGIN                  FIDPURTN              FIDVIPHI              FRANMUTSER
                                        ------------------------   -----------------------   -----------------   -----------------
                                            2000         1999         2000         1999        2000     1999      2000       1999
                                        -----------   ----------   ----------   ----------   -------   -------   -------   -------
INVESTMENT ACTIVITY:
  Net investment income ..............  $  (444,030)    (209,963)     249,612      280,207     5,781     9,669     8,392       671
  Realized gain (loss)
    on investments ...................    1,811,237      528,597      371,088      343,519       (42)    1,882       467    (3,084)
  Change in unrealized gain (loss)
    on investments ...................   (7,168,549)   3,321,891     (557,453)  (1,141,665)  (30,738)   (4,341)  (15,008)    9,018
  Reinvested capital gains ...........    1,415,443    2,703,524      701,969      726,332        --       420    30,941    20,109
                                        -----------   ----------   ----------   ----------   -------   -------   -------   -------
    Net increase (decrease)
      in contract owners' equity
      resulting from operations ......   (4,385,899)   6,344,049      765,216      208,393   (24,999)    7,630    24,792    26,714
                                        -----------   ----------   ----------   ----------   -------   -------   -------   -------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners .............    8,499,328   10,193,949    2,172,796    3,005,029        --        --   221,793    89,498
  Transfers between funds ............   (1,102,712)   1,114,670   (2,178,721)  (2,047,732)       --   (22,367)   41,109    27,444
  Redemptions ........................   (4,378,255)  (1,510,513)  (2,019,589)    (794,957)       --        --    (6,943)  (37,866)
  Annuity benefits ...................           --           --           --           --        --        --        --        --
  Annual contract maintenance
    charges (note 2) .................      (31,632)     (23,202)     (10,404)     (10,523)      (45)      (77)     (768)     (623)
  Contingent deferred sales
    charges (note 2) .................      (59,169)     (31,378)     (27,732)     (14,389)       --        --        --      (531)
  Adjustments to maintain reserves ...        1,304        4,877          584           (1)       (2)       (9)   31,023       267
                                        -----------   ----------   ----------   ----------   -------   -------   -------   -------
      Net equity transactions ........    2,928,864    9,748,403   (2,063,066)     137,427       (47)  (22,453)  286,214    78,189
                                        -----------   ----------   ----------   ----------   -------   -------   -------   -------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................   (1,457,035)  16,092,452   (1,297,850)     345,820   (25,046)  (14,823)  311,006   104,903
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................   38,844,976   22,752,524   14,723,211   14,377,391   106,516   121,339   290,896   185,993
                                        -----------   ----------   ----------   ----------   -------   -------   -------   -------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ......................  $37,387,941   38,844,976   13,425,361   14,723,211    81,470   106,516   601,902   290,896
                                        ===========   ==========   ==========   ==========   =======   =======   =======   =======

CHANGES IN UNITS:
  Beginning units ....................    1,080,952      775,189      637,179      631,678     4,175     5,077    26,056    18,848
                                        -----------   ----------   ----------   ----------   -------   -------   -------   -------
  Units purchased ....................      322,029      419,643      126,015      161,651        --        --    27,260    22,981
  Units redeemed .....................     (240,948)    (113,880)    (217,040)    (156,150)       (2)     (902)   (4,552)  (15,773)
                                        -----------   ----------   ----------   ----------   -------   -------   -------   -------
  Ending units .......................    1,162,033    1,080,952      546,154      637,179     4,173     4,175    48,764    26,056
                                        ===========   ==========   ==========   ==========   =======   =======   =======   =======

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                               FRSMCAPGR           INVDYNAM             INVSMCOGR        INVTOTRET
                                            ---------------  ----------------------   --------------  --------------
                                              2000     1999     2000        1999       2000     1999   2000     1999
                                            --------   ----  ----------   ---------   -------   ----  -------   ----
INVESTMENT ACTIVITY:
  Net investment income ..................  $  1,467     --    (123,559)    (14,436)     (429)    --      509     --
  Realized gain (loss) on investments ....    (1,605)    --     885,718      31,968       469     --      (11)    --
  Change in unrealized gain (loss)
    on investments .......................   (72,674)    --  (2,944,320)    737,993   (32,633)    --   (1,297)    --
  Reinvested capital gains ...............     2,512     --      36,954     127,810    11,714     --    2,580     --
                                            --------   ----  ----------   ---------   -------   ----  -------   ----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................   (70,300)    --  (2,145,207)    883,335   (20,879)    --    1,781     --
                                            --------   ----  ----------   ---------   -------   ----  -------   ----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................   509,466     --   4,704,064     751,995   262,510     --   54,484     --
  Transfers between funds ................     6,808     --   6,346,583   2,002,769       317     --   68,493     --
  Redemptions ............................    (4,554)    --    (927,889)    (92,753)     (989)    --       --     --
  Annuity benefits .......................        --     --          --          --        --     --       --     --
  Annual contract maintenance charges
    (note 2) .............................        --     --      (4,491)       (384)       --     --       --     --
  Contingent deferred sales charges
    (note 2) .............................       (59)    --     (15,016)     (2,881)       --     --       --     --
  Adjustments to maintain reserves .......        (6)    --       9,401       1,470     1,346     --        9     --
                                            --------   ----  ----------   ---------   -------   ----  -------   ----
      Net equity transactions ............   511,655     --  10,112,652   2,660,216   263,184     --  122,986     --
                                            --------   ----  ----------   ---------   -------   ----  -------   ----

NET CHANGE IN CONTRACT OWNERS' EQUITY ....   441,355     --   7,967,445   3,543,551   242,305     --  124,767     --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................        --     --   3,543,551          --        --     --       --     --
                                            --------   ----  ----------   ---------   -------   ----  -------   ----
CONTRACT OWNERS' EQUITY END OF PERIOD ....  $441,355     --  11,510,996   3,543,551   242,305     --  124,767     --
                                            ========   ====  ==========   =========   =======   ====  =======   ====

CHANGES IN UNITS:
  Beginning units ........................        --     --     198,949          --        --     --       --     --
                                            --------   ----  ----------   ---------   -------   ----  -------   ----
  Units purchased ........................    52,168     --     836,418     220,380    27,561     --   12,697     --
  Units redeemed .........................      (458)    --    (266,237)    (21,431)     (103)    --       --     --
                                            --------   ----  ----------   ---------   -------   ----  -------   ----
  Ending units ...........................    51,710     --     769,130     198,949    27,458     --   12,697     --
                                            ========   ====  ==========   =========   =======   ====  =======   ====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                               JANBAL        JANWORLD            JANFUND                    JAN20FD
                                            ------------  --------------  -----------------------   ------------------------
                                             2000   1999   2000     1999     2000         1999         2000          1999
                                            ------  ----  -------   ----  ----------   ----------   -----------   ----------
INVESTMENT ACTIVITY:
  Net investment income ..................  $   --          2,167     --      11,148     (136,357)     (730,731)    (299,125)
  Realized gain (loss) on investments ....      --    --      (29)    --   1,607,308      518,702     3,499,158    1,876,541
  Change in unrealized gain (loss)
    on investments .......................      --    --  (30,359)    --  (7,868,975)   2,229,356   (25,701,299)  13,558,639
  Reinvested capital gains ...............      --    --       --     --   2,088,623    1,754,780     1,367,498    2,382,851
                                            ------  ----  -------   ----  ----------   ----------   -----------   ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................      --    --  (28,221)    --  (4,161,896)   4,366,481   (21,565,374)  17,518,906
                                            ------  ----  -------   ----  ----------   ----------   -----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................   3,420    --  493,370     --   7,540,354    4,413,201    19,178,200   15,989,396
  Transfers between funds ................      --    --    5,183     --   2,115,168    3,096,905    (1,341,504)   4,959,838
  Redemptions ............................      --    --   (2,025)    --  (2,359,721)    (585,095)   (4,697,280)  (2,382,467)
  Annuity benefits .......................      --    --       --     --          --           --            --           --
  Annual contract maintenance charges
    (note 2) .............................      --    --       --     --     (19,776)      (9,108)      (58,847)     (25,581)
  Contingent deferred sales charges
    (note 2) .............................      --    --       --     --     (38,762)     (11,511)      (93,637)     (54,887)
  Adjustments to maintain reserves .......       4    --        3     --         442          200           482        1,173
                                            ------  ----  -------   ----  ----------   ----------   -----------   ----------
      Net equity transactions ............   3,424    --  496,531     --   7,237,705    6,904,592    12,987,414   18,487,472
                                            ------  ----  -------   ----  ----------   ----------   -----------   ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....   3,424    --  468,310     --   3,075,809   11,271,073    (8,577,960)  36,006,378
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................      --    --       --     --  17,368,953    6,097,880    52,422,689   16,416,311
                                            ------  ----  -------   ----  ----------   ----------   -----------   ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ....  $3,424    --  468,310     --  20,444,762   17,368,953    43,844,729   52,422,689
                                            ======  ====  =======   ====  ==========   ==========   ===========   ==========

CHANGES IN UNITS:
  Beginning units ........................      --    --        --    --     595,937      303,830       995,837      507,576
                                            ------  ----  --------  ----  ----------   ----------   -----------   ----------
  Units purchased ........................     350    --    53,223    --     549,386      413,565       803,649      743,488
  Units redeemed .........................      --    --      (217)   --    (232,138)    (121,458)     (312,070)    (255,227)
                                            ------  ----  --------  ----  ----------   ----------   -----------   ----------
  Ending units ...........................     350    --    53,006    --     913,185      595,937     1,487,416      995,837
                                            ======  ====  ========  ====  ==========   ==========   ===========   ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                              JANWRLDWDE              LAZSMCAP             MFSWGVT                 NWBDFD
                                       ------------------------   -----------------   -------------------   ---------------------
                                           2000        1999        2000       1999      2000       1999       2000         1999
                                       -----------   ----------   -------   -------   --------   --------   ---------   ---------
INVESTMENT ACTIVITY:
  Net investment income .............  $   (51,940)    (137,918)     (868)     (446)    (5,908)    30,592      81,928      74,286
  Realized gain (loss)
  on investments ....................    1,224,730      303,626    (3,876)    2,133    (63,733)   (24,743)    (35,825)      2,179
  Change in unrealized gain
    (loss) on investments ...........   (8,425,583)   6,168,659    32,307    (6,204)    68,733    (36,873)     38,713    (143,935)
  Reinvested capital gains ..........    2,157,913      300,343    12,829     6,007         --         --          --          --
                                       -----------   ----------   -------   -------   --------   --------   ---------   ---------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......  (5,094,880)   6,634,710    40,392     1,490       (908)   (31,024)     84,816     (67,470)
                                       -----------   ----------   -------   -------   --------   --------   ---------   ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................    7,534,260    4,872,858   101,926    95,307     17,817     58,963      97,915     464,741
  Transfers between funds ...........    2,862,850    1,138,194   103,648    85,026    (43,127)  (138,762)    (28,757)   (177,367)
  Redemptions .......................   (2,004,518)    (590,624)   (8,121)       --    (71,928)  (122,666)   (247,596)   (241,981)
  Annuity benefits ..................           --           --        --        --     (2,148)    (2,456)         --         (18)
  Annual contract maintenance
    charges (note 2) ................      (21,457)     (11,238)     (188)       (9)      (803)      (910)     (1,424)     (1,330)
  Contingent deferred sales
    charges (note 2) ................      (31,026)      (9,166)     (192)       --       (900)    (1,236)     (1,809)     (2,347)
  Adjustments to maintain reserves ..          470          520       300      (298)      (734)      (319)       (652)     (1,974)
                                       -----------   ----------   -------   -------   --------   --------   ---------   ---------
      Net equity transactions .......    8,340,579    5,400,544   197,373   180,026   (101,823)  (207,386)   (182,323)     39,724
                                       -----------   ----------   -------   -------   --------   --------   ---------   ---------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ....................    3,245,699   12,035,254   237,765   181,516   (102,731)  (238,410)    (97,507)    (27,746)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ...............   19,032,832    6,997,578   181,986       470    517,994    756,404   1,573,323   1,601,069
                                       -----------   ----------   -------   -------   --------   --------   ---------   ---------
CONTRACT OWNERS' EQUITY
  END OF PERIOD .....................  $22,278,531   19,032,832   419,751   181,986    415,263    517,994   1,475,816   1,573,323
                                       ===========   ==========   =======   =======   ========   ========   =========   =========

CHANGES IN UNITS:
  Beginning units ...................      769,694      459,107    17,392        45     14,393     19,990      37,551      36,618
                                       -----------   ----------   -------   -------   --------   --------   ---------   ---------
  Units purchased ...................      645,613      431,303    28,034    24,904      7,708      2,290       9,599      17,036
  Units redeemed ....................     (249,104)    (120,716)   (9,937)   (7,557)   (10,506)    (7,887)    (13,281)    (16,103)
                                       -----------   ----------   -------   -------   --------   --------   ---------   ---------
  Ending units ......................    1,166,203      769,694    35,489    17,392     11,595     14,393      33,869      37,551
                                       ===========   ==========   =======   =======   ========   ========   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                            NWFUND                   NWGROFD               NWUSGVT                 NWMYMKT
                                   ------------------------   ----------------------   ------------------   -----------------------
                                      2000          1999         2000        1999       2000       1999       2000          1999
                                   -----------   ----------   ----------   ---------   -------   --------   ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income .........  $   (40,393)     (44,455)     (36,024)    (39,685)   19,774     20,448      578,198      388,198
  Realized gain (loss)
    on investments ..............      222,215      652,316      128,254     294,027   (12,168)   (29,742)          --           --
  Change in unrealized gain
    (loss) on investments .......   (2,391,910)  (1,224,488)  (1,487,368)   (202,135)   39,127    (13,433)          --           --
  Reinvested capital gains ......    1,961,558      523,109      481,189     442,086        --      1,715           --           --
                                   -----------   ----------   ----------   ---------   -------   --------   ----------   ----------
    Net increase (decrease)
      in contract owners'
      equity resulting
      from operations ...........     (248,530)     (93,518)    (913,949)    494,293    46,733    (21,012)     578,198      388,198
                                   -----------   ----------   ----------   ---------   -------   --------   ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ........    1,502,800    3,211,265      510,229     496,793   108,712    612,619    5,342,140    6,833,790
  Transfers between funds .......   (1,284,116)    (778,608)    (364,003)    (71,634)  (64,315)  (477,996)  (2,712,235)  (1,084,885)
  Redemptions ...................   (1,656,526)  (1,208,864)    (948,449)   (886,886)  (32,911)  (191,094)  (3,187,810)  (3,242,473)
  Annuity benefits ..............           --         (152)          --        (141)       --         --         (247)        (377)
  Annual contract maintenance
    charges (note 2) ............      (13,950)     (12,189)      (4,325)     (4,494)     (510)      (431)     (12,461)     (10,508)
  Contingent deferred sales
    charges (note 2) ............      (12,270)      (6,961)      (2,187)     (3,288)     (718)      (193)     (56,999)     (73,053)
  Adjustments to
    maintain reserves ...........       (2,162)     (17,167)      (1,306)    (18,658)      (78)        (4)         477      (16,045)
                                   -----------   ----------   ----------   ---------   -------   --------   ----------   ----------
      Net equity transactions ...   (1,466,224)   1,187,324     (810,041)   (488,308)   10,180    (57,099)    (627,135)   2,406,449
                                   -----------   ----------   ----------   ---------   -------   --------   ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ................   (1,714,754)   1,093,806   (1,723,990)      5,985    56,913    (78,111)     (48,937)   2,794,647
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ...........    8,556,283    7,462,477    3,549,974   3,543,989   439,725    517,836   14,299,585   11,504,938
                                   -----------   ----------   ----------   ---------   -------   --------   ----------   ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD .................  $ 6,841,529    8,556,283    1,825,984   3,549,974   496,638    439,725   14,250,648   14,299,585
                                   ===========   ==========   ==========   =========   =======   ========   ==========   ==========

CHANGES IN UNITS:
  Beginning units ...............       69,246       59,332       26,861      30,732    38,137     43,459      649,535      536,581
                                   -----------   ----------   ----------   ---------   -------   --------   ----------   ----------
  Units purchased ...............       19,841       31,443        6,996       5,198    39,041     63,273    1,305,444    1,316,809
  Units redeemed ................      (21,627)     (21,529)      (7,001)     (9,069)  (37,727)   (68,595)  (1,335,276)  (1,203,855)
                                   -----------   ----------   ----------   ---------   -------   --------   ----------   ----------
  Ending units ..................       67,460       69,246       26,856      26,861    39,451     38,137      619,703      649,535
                                   ===========   ==========   ==========   =========   =======   ========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                             NWMYMKS             NWINDXFD              NBEFGUARD                  NBEFPART
                                        -----------------  --------------------  -----------------------   -----------------------
                                           2000      1999    2000        1999       2000         1999         2000         1999
                                        ----------   ----  ---------   --------  ----------   ----------   ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income ..............  $   23,178     --     (4,207)      (550)    (44,023)     (37,611)     (45,474)     (24,874)
  Realized gain (loss)
    on investments ...................          --     --      4,182        233    (977,860)     (37,743)    (557,859)     122,187
  Change in unrealized gain (loss)
    on investments ...................          --     --   (188,241)    21,131    (160,937)  (1,012,384)     (24,874)    (502,155)
  Reinvested capital gains ...........          --     --     28,154        341     984,304    1,578,197      528,758      955,799
                                        ----------   ----  ---------   --------  ----------   ----------   ----------   ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......      23,178     --   (160,112)    21,155    (198,516)     490,459      (99,449)     550,957
                                        ----------   ----  ---------   --------  ----------   ----------   ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners .............   2,142,078     --  1,813,925   175,404      934,359    1,262,107      930,559    1,159,627
  Transfers between funds ............    (341,380)    --     38,951    15,317   (1,304,938)  (1,868,774)  (1,681,086)  (2,302,271)
  Redemptions ........................     (36,361)    --    (23,246)   (1,003)    (673,682)    (389,152)    (777,183)    (459,594)
  Annuity benefits ...................          --     --         --        --           --           --           --           --
  Annual contract maintenance
    charges (note 2) .................          --     --       (303)      (10)      (5,130)      (5,549)      (8,686)     (10,544)
  Contingent deferred sales
    charges (note 2) .................          --     --       (368)      (19)     (11,974)      (9,654)     (13,286)      (9,682)
  Adjustments to maintain reserves ...          69     --        432       103        6,310       12,098          270           30
                                        ----------   ----  ---------   -------   ----------   ----------   ----------   ----------
      Net equity transactions ........   1,764,406     --  1,829,391   189,792   (1,055,055)    (998,924)  (1,549,412)  (1,622,434)
                                        ----------   ----  ---------   -------   ----------   ----------   ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................   1,787,584     --  1,669,279   210,947   (1,253,571)    (508,465)  (1,648,861)  (1,071,477)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................          --     --    210,947        --    6,991,351    7,499,816    8,257,499    9,328,976
                                        ----------   ----  ---------   -------   ----------   ----------   ----------   ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ......................  $1,787,584     --  1,880,226   210,947    5,737,780    6,991,351    6,608,638    8,257,499
                                        ==========   ====  =========   =======   ==========   ==========   ==========   ==========

CHANGES IN UNITS:
  Beginning units ....................          --     --     17,851        --      379,737      436,072      311,322      374,224
                                        ----------   ----  ---------   -------   ----------   ----------   ----------   ----------
  Units purchased ....................     176,172     --    187,309    17,947       64,761       86,427       42,491       61,224
  Units redeemed .....................      (2,892)    --     (4,617)      (96)    (122,784)    (142,762)    (102,834)    (124,126)
                                        ----------   ----  ---------   -------   ----------   ----------   ----------   ----------
  Ending units .......................     173,280     --    200,543    17,851      321,714      379,737      250,979      311,322
                                        ==========   ====  =========   =======   ==========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                   NBETGEN            NBETGUARD      NBETPART           NBIFLTDMAT
                                            ---------------------   -------------  -------------  ---------------------
                                               2000        1999      2000    1999   2000    1999     2000       1999
                                            ----------   --------   ------   ----  ------   ----  ---------   ---------
INVESTMENT ACTIVITY:
  Net investment income ..................  $  (13,078)    (5,646)      46     --     168     --     47,227      62,628
  Realized gain (loss) on investments ....      42,179    (55,608)    (289)    --     (45)    --    (52,974)    (22,926)
  Change in unrealized gain (loss)
    on investments .......................     182,098     81,946   (9,680)    --  (1,904)    --     40,948     (39,222)
  Reinvested capital gains ...............      56,500         --    8,967     --   2,342     --         --          --
                                            ----------   --------   ------   ----  ------   ----  ---------   ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................     267,699     20,692     (956)    --     561     --     35,201         480
                                            ----------   --------   ------   ----  ------   ----  ---------   ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................     256,356    203,802   51,488     --  28,515     --     60,280     761,986
  Transfers between funds ................     510,006   (115,862)  13,829     --  13,829     --   (687,087)   (234,865)
  Redemptions ............................     (90,485)   (56,722)    (593)    --    (615)    --    (96,412)    (57,835)
  Annuity benefits .......................          --         --       --     --      --     --         --          --
  Annual contract maintenance charges
    (note 2) .............................        (970)      (598)      --     --      --     --       (659)       (701)
  Contingent deferred sales charges
    (note 2) .............................      (2,868)    (1,250)      --     --      --     --     (1,333)       (314)
  Adjustments to maintain reserves .......       1,560      1,911        7     --      --     --      5,288         321
                                            ----------   --------   ------   ----  ------   ----  ---------   ---------
      Net equity transactions ............     673,599     31,281   64,731     --  41,729     --   (719,923)    468,592
                                            ----------   --------   ------   ----  ------   ----  ---------   ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....     941,298     51,973   63,775     --  42,290     --   (684,722)    469,072
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................     677,694    625,721       --     --      --     --  1,450,390     981,318
                                            ----------   --------   ------   ----  ------   ----  ---------   ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ....  $1,618,992    677,694   63,775     --  42,290     --    765,668   1,450,390
                                            ==========   ========   ======   ====  ======   ====  =========   =========

CHANGES IN UNITS:
  Beginning units ........................      71,238     67,525       --     --      --     --    119,912      81,393
                                            ----------   --------   ------   ----  ------   ----  ---------   ---------
  Units purchased ........................      95,410     41,273    6,883     --   4,253     --      9,939      87,996
  Units redeemed .........................     (36,136)   (37,560)     (78)    --     (88)    --    (69,745)    (49,477)
                                            ----------   --------   ------   ----  ------   ----  ---------   ---------
  Ending units ...........................     130,512     71,238    6,805     --   4,165     --     60,106     119,912
                                            ==========   ========   ======   ====  ======   ====  =========   =========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                              OPPCAPAPP           OPPGLOB                 PHXBALFD            PIMTOTRET
                                            -------------  -----------------------   ---------------------   -----------
                                             2000    1999     2000         1999        2000        1999      2000   1999
                                            ------   ----  ----------   ----------   ---------   ---------   -----  ----
INVESTMENT ACTIVITY:
  Net investment income ..................  $   (5)    --    (189,522)     (47,074)     12,392       9,661      --    --
  Realized gain (loss) on investments ....      --     --     569,311      246,477       9,946       5,672      --    --
  Change in unrealized gain (loss)
    on investments .......................    (627)    --  (3,038,304)   3,280,514    (147,524)     13,459      --    --
  Reinvested capital gains ...............     531     --   2,853,357      715,136     106,451      60,704      --    --
                                            ------   ----  ----------   ----------   ---------   ---------   -----  ----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................    (101)    --     194,842    4,195,053     (18,735)     89,496      --    --
                                            ------   ----  ----------   ----------   ---------   ---------   -----  ----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................   5,445     --   3,623,236    1,227,953     122,071     202,683   3,420    --
  Transfers between funds ................      --     --   1,573,701     (348,998)    (87,741)      8,440      --    --
  Redemptions ............................      --     --  (1,780,366)    (430,714)   (193,162)    (33,653)     --    --
  Annuity benefits .......................      --     --          --           --          --          --      --    --
  Annual contract maintenance charges
    (note 2) .............................      --     --     (10,481)      (7,116)     (1,220)     (1,030)     --    --
  Contingent deferred sales charges
    (note 2) .............................      --     --     (23,411)      (7,553)     (1,416)       (665)     --    --
  Adjustments to maintain reserves .......      (2)    --     (22,300)      (7,592)         74          50       2    --
                                            ------   ----  ----------   ----------   ---------   ---------   -----  ----
      Net equity transactions ............   5,443     --   3,360,379      425,980    (161,394)    175,825   3,422    --
                                            ------   ----  ----------   ----------   ---------   ---------   -----  ----

NET CHANGE IN CONTRACT OWNERS' EQUITY ....   5,342     --   3,555,221    4,621,033    (180,129)    265,321   3,422    --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................      --     --  11,886,726    7,265,693   1,061,196     795,875      --    --
                                            ------   ----  ----------   ----------   ---------   ---------   -----  ----
CONTRACT OWNERS' EQUITY END OF PERIOD ....  $5,342     --  15,441,947   11,886,726     881,067   1,061,196   3,422    --
                                            ======   ====  ==========   ==========   =========   =========   =====  ====

CHANGES IN UNITS:
  Beginning units ........................      --     --     315,244      301,407      58,294      47,793      --    --
                                            ------   ----  ----------   ----------   ---------   ---------   -----  ----
  Units purchased ........................     587     --     214,029      120,957       8,978      15,949     328    --
  Units redeemed .........................      --     --     (60,275)    (107,120)    (18,053)     (5,448)     --    --
                                            ------   ----  ----------   ----------   ---------   ---------   -----  ----
  Ending units ...........................     587     --     468,998      315,244      49,219      58,294     328    --
                                            ======   ====  ==========   ==========   =========   =========   =====  ====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                 PRBAL            PRINT            PRLGCPGRO         PRLGCPVAL
                                            ---------------   ---------------   ----------------   ---------------
                                             2000     1999     2000     1999     2000      1999     2000      1999
                                            -------   -----   ------   ------   -------   ------   -------   -----
INVESTMENT ACTIVITY:
  Net investment income ..................  $    44      24     (499)     (99)   (1,618)     (57)      158       1
  Realized gain (loss) on investments ....      138      (7)  (3,910)      50     3,751      (20)    6,909      --
  Change in unrealized gain (loss)
    on investments .......................     (367)     96   (5,276)   3,405   (55,813)   2,702     7,570     (58)
  Reinvested capital gains ...............       49      65    2,962      422     6,593      204        --       4
                                            -------   -----   ------   ------   -------   ------   -------   -----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................     (136)    178   (6,723)   3,778   (47,087)   2,829    14,637     (53)
                                            -------   -----   ------   ------   -------   ------   -------   -----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................    4,737   4,356    5,026    7,086   101,405   13,026    20,559   1,100
  Transfers between funds ................       --      --   12,573   39,644    95,141    5,224    95,950      --
  Redemptions ............................   (4,041)   (692)      --       --    (9,498)  (1,378)     (997)     --
  Annuity benefits .......................       --      --       --       --        --       --        --      --
  Annual contract maintenance charges
    (note 2) .............................      (18)     --      (32)      (2)      (76)      --       (31)     --
  Contingent deferred sales charges
    (note 2) .............................     (214)     --       --       --      (452)      --        (7)     --
  Adjustments to maintain reserves .......        4      (5)      53      (35)       76       20        77      --
                                            -------   -----   ------   ------   -------   ------   -------   -----
      Net equity transactions ............      468   3,659   17,620   46,693   186,596   16,892   115,551   1,100
                                            -------   -----   ------   ------   -------   ------   -------   -----

NET CHANGE IN CONTRACT OWNERS' EQUITY ....      332   3,837   10,897   50,471   139,509   19,721   130,188   1,047
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................    3,837      --   52,287    1,816    19,721       --     1,047      --
                                            -------   -----   ------   ------   -------   ------   -------   -----
CONTRACT OWNERS' EQUITY END OF PERIOD ....  $ 4,169   3,837   63,184   52,287   159,230   19,721   131,235   1,047
                                            =======   =====   ======   ======   =======   ======   =======   =====

CHANGES IN UNITS:
  Beginning units ........................      355      --    4,361      181     1,471       --       109      --
                                            -------   -----   ------   ------   -------   ------   -------   -----
  Units purchased ........................      432     423   10,876    4,180    16,654    1,600    20,132     109
  Units redeemed .........................     (391)    (68)  (9,347)      --    (2,165)    (129)   (8,269)     --
                                            -------   -----   ------   ------   -------   ------   -------   -----
  Ending units ...........................      396     355    5,890    4,361    15,960    1,471    11,972     109
                                            =======   =====   ======   ======   =======   ======   =======   =====

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                 PRSMCAP              STCOMSTK                  STLCAP            STRMIDCAP
                                            -----------------   ---------------------   ----------------------   ------------
                                              2000      1999       2000       1999         2000        1999      2000    1999
                                            --------   ------   ---------   ---------   ----------   ---------   -----   ----
INVESTMENT ACTIVITY:
  Net investment income ..................  $ (3,476)    (222)    (16,330)     (5,395)     (78,810)    (38,412)     (4)    --
  Realized gain (loss) on investments ....    14,301       41      15,730       3,398      437,689      54,516      --     --
  Change in unrealized gain (loss)
    on investments .......................   (25,820)   9,774    (349,612)     60,703   (2,118,374)    941,083    (171)    --
  Reinvested capital gains ...............    24,037      769     313,611     114,677      805,986     694,656     190     --
                                            --------   ------   ---------   ---------   ----------   ---------   -----   ----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................     9,042   10,362     (36,601)    173,383     (953,509)  1,651,843      15     --
                                            --------   ------   ---------   ---------   ----------   ---------   -----   ----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................   102,808   45,455     723,440     403,570    1,270,016   1,173,612   4,083     --
  Transfers between funds ................    91,254   42,914     380,272     431,123    1,282,656     335,991      --     --
  Redemptions ............................    (4,068)    (544)    (65,363)     (4,495)  (1,003,346)   (291,607)     --     --
  Annuity benefits .......................        --       --          --          --           --          --      --     --
  Annual contract maintenance charges
    (note 2) .............................       (76)      --        (456)       (114)      (4,519)     (2,266)     --     --
  Contingent deferred sales charges
    (note 2) .............................        (9)      --      (1,326)        (44)     (22,648)     (2,761)     --     --
  Adjustments to maintain reserves .......       260       11       1,512         451          573          90       1     --
                                            --------   ------   ---------   ---------   ----------   ---------   -----   ----
      Net equity transactions ............   190,169   87,836   1,038,079     830,491    1,522,732   1,213,059   4,084     --
                                            --------   ------   ---------   ---------   ----------   ---------   -----   ----

NET CHANGE IN CONTRACT OWNERS' EQUITY ....   199,211   98,198   1,001,478   1,003,874      569,223   2,864,902   4,099     --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................    98,664      466   1,003,874          --    4,889,682   2,024,780      --     --
                                            --------   ------   ---------   ---------   ----------   ---------   -----   ----
CONTRACT OWNERS' EQUITY END OF PERIOD ....  $297,875   98,664   2,005,352   1,003,874    5,458,905   4,889,682   4,099     --
                                            ========   ======   =========   =========   ==========   =========   =====   ====

CHANGES IN UNITS:
  Beginning units ........................     8,136       45      69,558          --      115,792      75,602      --     --
                                            --------   ------   ---------   ---------   ----------   ---------   -----   ----
  Units purchased ........................    24,056    8,141     104,411      75,185       73,720      54,552     530     --
  Units redeemed .........................    (8,342)     (50)    (23,486)     (5,627)     (38,273)    (14,362)     --     --
                                            --------   ------   ---------   ---------   ----------   ---------   -----   ----
  Ending units ...........................    23,850    8,136     150,483      69,558      151,239     115,792     530     --
                                            ========   ======   =========   =========   ==========   =========   =====   ====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                  TEMFORFD                  WPEMGRO                 WPGLFXINC
                                            ----------------------   -----------------------   ------------------
                                               2000        1999         2000         1999       2000       1999
                                            ----------   ---------   ----------   ----------   -------   --------
INVESTMENT ACTIVITY:
  Net investment income ..................  $   57,104      94,171      (89,359)     (59,051)    8,898      2,399
  Realized gain (loss) on investments ....      32,364    (174,529)     491,033      256,428    (1,078)      (679)
  Change in unrealized gain (loss)
    on investments .......................    (468,696)  1,497,360   (2,635,323)     806,488      (739)    (4,664)
  Reinvested capital gains ...............     113,663      46,781    1,171,256      637,805        --         --
                                            ----------   ---------   ----------   ----------   -------   --------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................    (265,565)  1,463,783   (1,062,393)   1,641,670     7,081     (2,944)
                                            ----------   ---------   ----------   ----------   -------   --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................     988,049     818,678      935,435      873,907    56,760     33,961
  Transfers between funds ................    (456,626)   (235,418)     981,561   (1,067,817)   48,554   (122,983)
  Redemptions ............................    (521,464)   (244,205)    (708,859)    (460,638)   (1,366)      (706)
  Annuity benefits .......................          --          --           --           --        --         --
  Annual contract maintenance charges
    (note 2) .............................      (4,695)     (4,517)      (6,178)      (5,091)     (156)      (130)
  Contingent deferred sales charges
    (note 2) .............................      (9,360)     (3,244)     (16,031)      (5,813)       --        (30)
  Adjustments to maintain reserves .......         117         161          116           72        86         72
                                            ----------   ---------   ----------   ----------   -------   --------
      Net equity transactions ............      (3,979)    331,455    1,186,044     (665,380)  103,878    (89,816)
                                            ----------   ---------   ----------   ----------   -------   --------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....    (269,544)  1,795,238      123,651      976,290   110,959    (92,760)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................   5,864,856   4,069,618    5,968,882    4,992,592    57,203    149,963
                                            ----------   ---------   ----------   ----------   -------   --------
CONTRACT OWNERS' EQUITY END OF PERIOD ....  $5,595,312   5,864,856    6,092,533    5,968,882   168,162     57,203
                                            ==========   =========   ==========   ==========   =======   ========

CHANGES IN UNITS:
  Beginning units ........................     334,228     318,666      288,740      338,034     5,419     14,079
                                            ----------   ---------   ----------   ----------   -------   --------
  Units purchased ........................     247,403     238,989      137,411       79,357    10,933     15,585
  Units redeemed .........................    (242,934)   (223,427)     (86,741)    (128,651)   (1,301)   (24,245)
                                            ----------   ---------   ----------   ----------   -------   --------
  Ending units ...........................     338,697     334,228      339,410      288,740    15,051      5,419
                                            ==========   =========   ==========   ==========   =======   ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          NATIONWIDE VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                           December 31, 2000 and 1999


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

              American Century: Growth Fund - Investor Class (ACGroI)
              American Century: Income & Growth Fund - Advisor Class (ACIncGroA) American Century: Income & Growth Fund - Investor Class
                (ACIncGroI)
              American Century: International Growth Fund - Advisor Class
                (ACIntGrA)
              American Century: International Growth Fund - Investor Class
                (ACIntlGrI)
              American Century: Short-Term Government Fund - Investor Class
                (ACSTGvtI)
              American Century: Ultra Fund - Investor Class (ACUltraI)
              Delaware Group Delchester High-Yield Bond Fund, Inc. - Delchester
                Fund Institutional Class (DeHYBd)
              Dreyfus A Bonds Plus, Inc. (DryABds)
              Dreyfus Appreciation Fund, Inc. (DryApp)
              Dreyfus Balanced Fund, Inc. (DryBal)
              Dreyfus Emerging Leaders Fund (DryELead)
              Dreyfus Premier Third Century Fund, Inc. - Class Z (Dry3dCen) Dreyfus S&P 500 Index Fund (Dry500Ix)
              Evergreen Equity Income Fund - Class Y (EvInc)
              Federated High Yield Trust (FedHiYld)
              Federated Investment Series Funds, Inc. - Federated Bond Fund -
                Class F (FedBdFd)
              Fidelity Advisor Balanced Fund - Class A (FABalA)
              Fidelity Advisor Balanced Fund - Class T (FABal)
              Fidelity Advisor Equity Income Fund - Class A (FAEqIncA)
              Fidelity Advisor Equity Income Fund - Class T (FAEqInc)
              Fidelity Advisor Growth Opportunities Fund - Class A (FAGrOppA) Fidelity Advisor Growth Opportunities Fund - Class T (FAGrOpp) Fidelity Advisor High Yield Fund - Class T (FAHiYld)
              Fidelity Asset Manager(TM) (FidAsMgr)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

              Fidelity Capital & Income Fund (FidCapInc)
                (not available for additional purchase payments or exchanges after May 1, 1991)
              Fidelity Equity-Income Fund (FidEqInc)
              Fidelity Magellan(R) Fund (FidMgln)
              Fidelity Puritan(R) Fund (FidPurtn)
              Portfolio of the Fidelity Variable Insurance Products Fund
                (Fidelity VIP);
                Fidelity VIP - High Income Portfolio: Initial Class (FidVIPHI) (formerly Fidelity VIP - High Income Portfolio)
                (not available for additional purchase payments or exchanges after December 1, 1993)
              Franklin Mutual Series Fund Inc. - Mutual Shares Fund - Class A
                (FranMutSer)
              Franklin Small Cap Growth Fund - Class A (FrSmCapGr)
              Invesco Dynamics Fund, Inc. (InvDynam)
              Invesco Small Company Growth Fund (InvSmCoGr)
              Invesco Total Return Fund - Investor Class (InvTotRet)
              Janus Advisor Balanced Fund (JanBal)
              Janus Advisor Worldwide Fund (JanWorld)
              Janus Fund (JanFund)
              Janus Twenty Fund (Jan20Fd)
              Janus Worldwide Fund (JanWrldwde)
              Lazard Small Cap Portfolio - Open Shares (LazSmCap)
              MFS(R) Global Governments Fund - Class A (MFSWGvt)
              Nationwide(R) Bond Fund - Class D (NWBdFd) (managed for a fee by an affiliated investment advisor)
              Nationwide(R) Fund - Class D (NWFund) (managed for a fee by an affiliated investment advisor)
              Nationwide(R) Growth Fund - Class D (NWGroFd) (managed for a fee by an affiliated investment advisor)
              Nationwide(R) Intermediate U.S. Government Bond Fund - Class D
                (NWUSGvt) (managed for a fee by an affiliated investment advisor)
              Nationwide(R) Money Market Fund - Prime Shares (NWMyMkt)
                (managed for a fee by an affiliated investment advisor)
              Nationwide(R) Money Market Fund - Service Class (NWMyMkS) Nationwide S&P 500(R) Index Fund - Service Class (NWIndxFd)
                (managed for a fee by an affiliated investment advisor)
              Neuberger Berman Equity Fund - Guardian Fund (NBEFGuard)
              Neuberger Berman Equity Fund - Partners Fund (NBEFPart)
              Neuberger Berman Equity Trust - Genesis Fund (NBETGen)
                (available only for contract established prior to March 6, 1998)
              Neuberger Berman Equity Trust - Guardian Fund (NBETGuard) Neuberger Berman Equity Trust - Partners Fund (NBETPart)
              Neuberger Berman Income Funds - Limited Maturity Bond Fund
                (NBIFLtdMat)
              Oppenheimer Capital Appreciation Fund - Class A (OppCapApp) Oppenheimer Global Fund - Class A (OppGlob)

              Phoenix - Oakhurst Balanced Fund - Class A (PhxBalFd)
              Pimco Total Return Fund - Class A (PimTotRet)
              NMF Prestige Balanced Fund - Class A (PrBal)
                (managed for a fee by an affiliated investment advisor)
              NMF Prestige International Fund - Class A (PrInt)
                (managed for a fee by an affiliated investment advisor) NMF
              Prestige Large Cap Growth Fund - Class A (PrLgCpGro)
                (managed for a fee by an affiliated investment advisor) NMF
              Prestige Large Cap Value Fund - Class A (PrLgCpVal)
                (managed for a fee by an affiliated investment advisor)
              NMF Prestige Small Cap Fund - Class A (PrSmCap)
                (managed for a fee by an affiliated investment advisor)
              Strong Advisor Common Stock Fund, Inc. (StComStk)
              Strong Large Cap Growth Fund, Inc. (StLCap) (formerly
                Strong Total Return Fund, Inc.)
              Strong Mid Cap Growth Fund - Class Z (StrMidCap)
              Templeton Foreign Fund - Class A (TemForFd)
              Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro) Warburg Pincus Global Fixed-Income Fund - Common Shares
                (WPGlFxInc)

         The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

(2)  EXPENSES

     (a) Sales Charges

         The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge.

         For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months.

         For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, a contingent deferred sales charge schedule may be elected in return for a reduction in the annual mortality and expense risk charge.

         No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     (b) Mortality and Expense Risk Charges

         The following contract charges are deducted by the Company on Soloist contracts: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) for contracts issued prior to January 1, 1993, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for contracts issued on or after January 1, 1993, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

         For Successor contracts, the charge ranges from an annual rate of .95% to a maximum of 2.05% if all permissible rider options are utilized. For these contracts, the rider options include: (a) five or seven year CDSC; (b) reduced purchase payment; (c) death benefit and (d) guaranteed minimum income benefit. This charge is assessed through the daily unit value calculation.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                          NATIONWIDE VARIABLE ACCOUNT

(4) FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity for variable annuity contracts as of the end of the period indicated, and total return for each of the years in the five year period ended December 31, 2000.

     The following is a summary for 2000:

                                                                             UNIT                CONTRACT            TOTAL
                                                          UNITS           FAIR VALUE          OWNERS' EQUITY        RETURN**
                                                       -----------        -----------        ----------------       ---------
CONTRACTS IN ACCUMULATION PHASE:

Asset Fee @ .95 rate:
  American Century: Growth Fund - Investor Class:
   Tax qualified ...............................           18,894          $ 8.006373          $  151,272          (29.72)%***
  American Century: Income and Growth Fund -
  Advisor Class:
   Tax qualified ...............................           28,545            8.939837             255,188          (15.81)%***
  American Century: International Growth Fund -
   Advisor Class:
   Tax qualified ...............................           10,521            8.703964              91,574          (19.32)%***
  American Century:
  Short-Term Government Fund - Investor Class:
   Tax qualified ...............................            8,134           10.573184              86,002           8.55%***
  American Century: Ultra Fund - Investor Class:
   Tax qualified ...............................          141,363            8.012883           1,132,725          (29.62)%***
  Dreyfus Appreciation Fund, Inc.:
   Tax qualified ...............................           55,201            9.991471             551,539          (0.13)%***
  Dreyfus Balanced Fund, Inc:
   Tax qualified ...............................           12,791            9.876646             126,332          (1.84)%***
  Dreyfus Emerging Leaders Fund:
   Tax qualified ...............................            1,282           10.299752              13,204           4.47%***
  Dreyfus Premier Third Century Fund, Inc. -
   Class Z:
   Tax qualified ...............................           38,237            8.654874             330,936          (20.05)%***
  Federated High Yield Trust:
   Tax qualified ...............................            3,453            9.256360              31,962          (10.95)%***
  Federated Investment Series Funds, Inc. -
  Federated Bond Fund - Class F:
    Tax qualified ..............................            6,543           10.446497              68,351           6.66%***
  Fidelity Advisor Balanced Fund - Class A:
   Tax qualified ...............................            5,901            9.535378              56,268          (6.93)%***
  Fidelity Advisor Equity Income Fund -
   Class T:
   Tax qualified ...............................           17,586           11.153342             196,143          17.19%***
  Fidelity Advisor Growth Opportunities Fund -
  Class A:
    Tax qualified ..............................            9,358            8.471403              79,275          (22.79)%***
  Fidelity Advisor High Yield Fund - Class T:
   Tax qualified ...............................            4,427            9.055246              40,088          (14.08)%***
  Franklin Small Cap Growth Fund - Class A:
   Tax qualified ...............................           28,023            8.541275             239,352          (21.75)%***

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

                                                                             UNIT                CONTRACT            TOTAL
                                                          UNITS           FAIR VALUE          OWNERS' EQUITY        RETURN**
                                                       -----------        -----------        ----------------       ---------
  Invesco Dynamics Fund, Inc:
   Tax qualified .................................         64,128            8.618967            552,717          (20.59)%***
  Invesco Small Company Growth Fund:
   Tax qualified .................................         12,232            8.834977            108,069          (17.37)%***
  Invesco Total Return Fund - Investor Class:
   Tax qualified .................................            738            9.841281              7,263          (2.37)%***
  Janus Advisor Balanced Fund:
   Tax qualified .................................            350            9.783183              3,424          (8.70)%***
  Janus Advisor Worldwide Fund:
   Tax qualified .................................         17,539            8.838918            155,026          (46.60)%***
  Janus Fund:
   Tax qualified .................................         50,813            7.982384            405,609          (30.08)%***
  Janus Twenty Fund:
   Tax qualified .................................        181,852            6.879094          1,250,977          (46.53)%***
  Janus Worldwide Fund:
   Tax qualified .................................         88,079            7.873214            693,465          (31.71)%***
  Lazard Small Cap Portfolio - Open Shares:
   Tax qualified .................................          1,762           10.769748             18,976          11.48%***
  Nationwide Bond Fund - Class D:
   Tax qualified .................................            392           10.608876              4,159           8.97%***
  Nationwide Fund - Class D:
   Tax qualified .................................          5,405            9.555125             51,645          (6.63)%***
  Nationwide Growth Fund - Class D:
   Tax qualified .................................          4,350            7.369169             32,056          (39.22)%***
  Nationwide Intermediate U.S. Government
  Bond Fund - Class D:
    Tax qualified ................................          5,241           10.987054             57,583          14.72%***
  Nationwide Money Market Fund - Service Class:
   Tax qualified .................................         15,275           10.332702            157,832           4.90%***
  Nationwide S & P 500 Index Fund - Service Class:
   Tax qualified .................................        101,963            8.970533            914,662          (15.35)%***
  Neuberger Berman ET - Genesis Trust:
   Tax qualified .................................          4,295           11.858163             50,931          27.70%***
  Neuberger Berman ET - Guardian Trust:
   Tax qualified .................................          1,783            9.383282             16,730          (9.19)%***
  Neuberger Berman ET - Partners Trust:
   Tax qualified .................................          2,568           10.160186             26,091           2.39%***
  Oppenheimer Global Fund - Class A:
   Tax qualified .................................         49,595            9.525990            472,441          (7.07)%***
  Pimco Total Return Fund - Class A:
   Tax qualified .................................            328           10.433703              3,422          16.85%***
  NMF Prestige Large Cap Growth Fund - Class A:
   Tax qualified .................................            531            7.492414              3,978          (37.38)%***
  Prestige AS - Small Cap Fund - Class A:
   Tax qualified .................................            207           10.124691              2,096           1.86%***
  Strong Common Stock Fund, Inc.:
   Tax qualified .................................         14,905            9.611802            143,264          (5.79)%***

                                                                             UNIT             CONTRACT             TOTAL
                                                          UNITS           FAIR VALUE       OWNERS' EQUITY         RETURN**
                                                       -----------        -----------     ----------------        ---------
Templeton Foreign Fund - Class A:
   Tax qualified .................................          1,691           10.478436          17,719               7.13%***

Asset Fee @ 1.00 rate:
  American Century: Growth Fund - Investor Class:
   Tax qualified .................................            353            8.003702           2,825             (29.76)%***
  American Century: Income and Growth Fund -
  Advisor Class:
    Tax qualified ................................            899            8.936855           8,034             (15.85)%***
  Dreyfus Balanced Fund, Inc:
   Tax qualified .................................            295            9.873346           2,913              (1.89)%***
  Janus Fund:
   Tax qualified .................................            350            7.979710           2,793             (30.12)%***
  Janus Worldwide Fund:
   Tax qualified .................................          1,170            7.870581           9,209             (31.75)%***
  Nationwide Fund - Class D:
   Tax qualified .................................            907            9.551940           8,664              (6.68)%***
  Nationwide Growth Fund - Class D:
   Tax qualified .................................            376            7.366709           2,770             (39.26)%***
  Nationwide S & P 500 Index Fund - Service Class:
   Tax qualified .................................          1,523            8.967537          13,658             (15.39)%***

Asset Fee @ 1.05 rate:
  American Century: Growth Fund - Investor Class:
   Tax qualified .................................          5,065            8.001020          40,525             (29.80)%***
  American Century: Income and Growth Fund -
  Advisor Class:
    Tax qualified ................................          5,861            8.933871          52,361             (15.89)%***
  American Century: International Growth Fund -
  Advisor Class:
    Tax qualified ................................            286            8.698148           2,488             (19.41)%***
  American Century: Ultra Fund - Investor Class:
   Tax qualified .................................          8,672            8.007525          69,441             (29.70)%***
  Dreyfus Appreciation Fund, Inc.:
   Tax qualified .................................            215            9.984808           2,147              (0.23)%***
  Federated High Yield Trust:
   Tax qualified .................................          3,659            9.250103          33,846             (11.04)%***
  Federated Investment Series Funds, Inc. -
  Federated Bond Fund - Class F:
    Tax qualified ................................          6,517           10.439527          68,034               6.55%***

Franklin Small Cap Growth Fund - Class A:
Tax qualified ....................................          3,575            8.535571          30,515             (21.83)%***
  Invesco Dynamics Fund, Inc:
   Tax qualified .................................          5,671            8.613210          48,846             (20.67)%***
  Invesco Small Company Growth Fund:
   Tax qualified .................................          1,239            8.829075          10,939             (17.46)%***
  Invesco Total Return Fund - Investor Class:
   Tax qualified .................................            312            9.834711           3,068              (2.46)%***
  Janus Advisor Worldwide Fund:
   Tax qualified .................................          6,705            8.836769          59,251             (46.69)%***

                          NATIONWIDE VARIABLE ACCOUNT

                                                                             UNIT             CONTRACT               TOTAL
                                                          UNITS           FAIR VALUE       OWNERS' EQUITY           RETURN**
                                                       -----------        -----------     ----------------          ---------
  Janus Fund:
   Tax qualified .................................           5,132           7.977044           40,938             (30.16)%***
  Janus Twenty Fund:
   Tax qualified .................................          22,701           6.874485          156,058             (46.60)%***
  Janus Worldwide Fund:
   Tax qualified .................................           3,278           7.867957           25,791             (31.78)%***
  Nationwide Money Market Fund - Service Class:
   Tax qualified .................................           1,022          10.325720           10,553               4.80%***
  Nationwide S & P 500 Index Fund - Service Class:
   Tax qualified .................................           5,661           8.964557           50,748             (15.44)%***
  Oppenheimer Global Fund - Class A:
   Tax qualified .................................          10,228           9.519639           97,367              (7.16)%***
  Strong Common Stock Fund, Inc.:
   Tax qualified .................................           1,260           9.605376           12,103              (5.88)%***
  Templeton Foreign Fund - Class A:
   Tax qualified .................................           3,509          10.471444           36,744               7.03%***

Asset Fee @ 1.10 rate:
  American Century: Income and Growth Fund -
  Advisor Class:
    Tax qualified ................................           2,181           8.930891           19,478             (15.94)%***
  American Century: Ultra Fund - Investor Class:
   Tax qualified .................................           5,084           8.004847           40,697             (29.74)%***
  Dreyfus Appreciation Fund, Inc.:
   Tax qualified .................................           1,486           9.981474           14,832              (0.28)%***
  Federated High Yield Trust:
   Tax qualified .................................           1,964           9.246973           18,161             (11.09)%***
  Fidelity Advisor Balanced Fund - Class A:
   Tax qualified .................................          17,169           9.525831          163,549              (7.07)%***
  Fidelity Advisor Equity Income Fund - Class T:
   Tax qualified .................................           1,563          11.142187           17,415              17.03%***
  Fidelity Advisor Growth Opportunities Fund -
  Class A:
    Tax qualified ................................           2,847           8.462922           24,094             (22.92)%***
  Fidelity Advisor High Yield Fund - Class T:
   Tax qualified .................................             488           9.046176            4,415             (14.22)%***
  Franklin Small Cap Growth Fund - Class A:
   Tax qualified .................................           1,761           8.532712           15,026             (21.87)%***
  Invesco Dynamics Fund, Inc:
   Tax qualified .................................           4,262           8.610328           36,697             (20.72)%***
  Janus Advisor Worldwide Fund:
   Tax qualified .................................           3,358           8.835700           29,670             (46.73)%***
  Janus Fund:
   Tax qualified .................................           6,090           7.974378           48,564             (30.20)%***
  Janus Twenty Fund:
   Tax qualified .................................           5,525           6.872183           37,969             (46.63)%***
  Janus Worldwide Fund:
   Tax qualified .................................             569           7.865317            4,475             (31.82)%***

                                                                              UNIT             CONTRACT              TOTAL
                                                             UNITS         FAIR VALUE       OWNERS' EQUITY          RETURN**
                                                          -----------      -----------     ----------------         ---------

  Lazard Small Cap Portfolio - Open Shares:
   Tax qualified .................................           1,199          10.758985           12,900              11.32%***
  Nationwide Fund - Class D:
   Tax qualified .................................           1,194           9.545563           11,397              (6.77)%***
  Nationwide Money Market Fund - Service Class:
   Tax qualified .................................           3,743          10.322224           38,636               4.75%***
  Nationwide S & P 500 Index Fund - Service Class:
   Tax qualified .................................           3,871           8.961551           34,690             (15.48)%***
  Neuberger Berman ET - Guardian Trust:
   Tax qualified .................................           2,010           9.373903           18,842              (9.33)%***
  Oppenheimer Capital Appreciation Fund - Class A:
   Tax qualified .................................             587           9.099745            5,342             (36.13)%***
  Oppenheimer Global Fund - Class A:
   Tax qualified .................................           6,057           9.516462           57,641              (7.21)%***
  Strong Mid Cap Growth - Class Z:
   Tax qualified .................................             530           7.734681            4,099             (90.92)%***

Asset Fee @ 1.20 rate:
  American Century: Growth Fund - Investor Class:
   Tax qualified .................................           4,759           7.992996           38,039             (29.92)%***
  American Century: Income and Growth Fund -
  Advisor Class:
    Tax qualified ................................          10,353           8.924912           92,400             (16.03)%***
  American Century: International Growth Fund -
  Advisor Class:
    Tax qualified ................................           2,013           8.689431           17,492             (19.54)%***
  American Century: Short-Term Government Fund -
  Investor Class:
    Tax qualified ................................              58          10.555532              612               8.28%***
  American Century: Ultra Fund - Investor Class:
   Tax qualified .................................          41,074           7.999493          328,571             (29.82)%***
  Dreyfus Appreciation Fund, Inc.:
   Tax qualified .................................           5,519           9.974804           55,051              (0.38)%***
  Dreyfus Balanced Fund, Inc:
   Tax qualified .................................          10,360           9.860166          102,151              (2.08)%***
  Dreyfus Emerging Leaders Fund:
   Tax qualified .................................           5,826          10.282555           59,906               4.21%***
  Dreyfus Premier Third Century Fund, Inc. -
  Class Z:
    Tax qualified ................................           3,892           8.640425           33,629             (20.27)%***
  Federated High Yield Trust:
   Tax qualified .................................           1,594           9.240713           14,730             (11.18)%***
  Federated Investment Series Funds, Inc. -
  Federated Bond Fund - Class F:
    Tax qualified ................................           6,359          10.429051           66,318               6.40%***
  Fidelity Advisor Balanced Fund - Class A:
   Tax qualified .................................           2,997           9.519467           28,530              (7.16)%***
  Fidelity Advisor Equity Income Fund - Class T:
   Tax qualified .................................           2,938          11.134750           32,714              16.92%***

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

                                                                             UNIT                CONTRACT               TOTAL
                                                             UNITS        FAIR VALUE          OWNERS' EQUITY          RETURN**
                                                          -----------     -----------        ----------------         ---------
  Fidelity Advisor Growth Opportunities Fund -
  Class A:
   Tax qualified .................................            5,723          8.457258             48,401             (23.00)%***
  Fidelity Advisor High Yield Fund - Class T:
   Tax qualified .................................               49          9.040126                443             (14.31)%***
  Franklin Mutual Series Fund, Inc. -
  Mutual Series Fund-Class A:
   Tax qualified .................................            3,998         11.024649             44,077              15.28%***
  Franklin Small Cap Growth Fund - Class A:
   Tax qualified .................................           15,465          8.526996            131,870             (21.96)%***
  Invesco Dynamics Fund, Inc:
   Tax qualified .................................           37,054          8.604565            318,834             (20.80)%***
  Invesco Small Company Growth Fund:
   Tax qualified .................................            7,748          8.820208             68,339             (17.59)%***
  Invesco Total Return Fund - Investor Class:
   Tax qualified .................................           11,369          9.824855            111,699              (2.61)%***
  Janus Advisor Worldwide Fund:
   Tax qualified .................................           15,505          8.833540            136,964             (46.82)%***
  Janus Fund:
   Tax qualified .................................           35,493          7.969040            282,845             (30.28)%***
  Janus Twenty Fund:
   Tax qualified .................................           69,307          6.867578            475,971             (46.70)%***
  Janus Worldwide Fund:
   Tax qualified .................................            2,939          7.860054             23,101             (31.90)%***
  Lazard Small Cap Portfolio - Open Shares:
   Tax qualified .................................              385         10.751783              4,139              11.21%***
  Nationwide Fund - Class D:
   Tax qualified .................................            2,152          9.539185             20,528              (6.87)%***
  Nationwide Growth Fund - Class D:
   Tax qualified .................................            2,003          7.356851             14,736             (39.40)%***
  Nationwide Intermediate U.S. Government
  Bond Fund - Class D:
   Tax qualified .................................              258         10.968715              2,830              14.44%***
  Nationwide Money Market Fund - Service Class:
   Tax qualified .................................          131,757         10.315239          1,359,105               4.64%***
  Nationwide S & P 500 Index Fund - Service Class:
   Tax qualified .................................           18,358          8.955559            164,406             (15.57)%***
  Neuberger Berman ET - Genesis Trust:
   Tax qualified .................................            3,199         11.838385             37,871              27.41%***
  Neuberger Berman ET - Guardian Trust:
   Tax qualified .................................            1,872          9.367629             17,536              (9.43)%***
  Neuberger Berman ET - Partners Trust:
   Tax qualified .................................            1,597         10.143232             16,199               2.14%***
  Oppenheimer Global Fund - Class A:
   Tax qualified .................................           21,663          9.510099            206,017              (7.30)%***
  NMF Prestige Large Cap Value Fund - Class A:
   Tax qualified .................................               44         11.210642                493              18.05%***

                                                                             UNIT              CONTRACT               TOTAL
                                                          UNITS           FAIR VALUE        OWNERS' EQUITY           RETURN**
                                                       -----------        -----------      ----------------          ---------
  Prestige AS - Small Cap Fund - Class A:
   Tax qualified ................................              16           10.107798              162               1.61%***
  Strong Common Stock Fund, Inc.:
   Tax qualified ................................           8,077            9.595747           77,505              (6.03)%***
  Templeton Foreign Fund - Class A:
   Tax qualified ................................           1,920           10.460943           20,085               6.87%***

Asset Fee @ 1.25 rate:
  American Century: Growth Fund - Investor Class:
   Tax qualified ................................           1,271            7.990318           10,156             (29.96)%***
  American Century: Income and Growth Fund -
  Advisor Class:
   Tax qualified ................................          12,233            8.921936          109,142             (16.07)%***
  American Century: International Growth Fund -
  Advisor Class:
   Tax qualified ................................             424            8.686523            3,683             (19.58)%***
  American Century: Ultra Fund - Investor Class:
   Tax qualified ................................             635            7.996806            5,078             (29.86)%***
  Dreyfus Emerging Leaders Fund:
   Tax qualified ................................             378           10.279118            3,886               4.16%***
  Dreyfus Premier Third Century Fund, Inc. -
  Class Z:
   Tax qualified ................................           1,907            8.637533           16,472             (20.31)%***
  Federated Investment Series Funds, Inc. -
  Federated Bond Fund - Class F:
   Tax qualified ................................           1,463           10.425562           15,253               6.34%***
  Fidelity Advisor Balanced Fund - Class A:
   Tax qualified ................................             427            9.516271            4,063              (7.21)%***
  Fidelity Advisor High Yield Fund - Class T:
   Tax qualified ................................             615            9.037095            5,558             (14.36)%***
  Franklin Mutual Series Fund, Inc. -
  Mutual Series Fund-Class A:
   Tax qualified ................................           1,098           11.020957           12,101              15.22%***
  Franklin Small Cap Growth Fund - Class A:
   Tax qualified ................................           2,066            8.524143           17,611             (22.00)%***
  Invesco Dynamics Fund, Inc:
   Tax qualified ................................           6,737            8.601688           57,950             (20.85)%***
  Invesco Small Company Growth Fund:
   Tax qualified ................................             399            8.817268            3,518             (17.63)%***
  Janus Advisor Worldwide Fund:
   Tax qualified ................................             596            8.832466            5,264             (46.86)%***
  Janus Fund:
   Tax qualified ................................          12,558            7.966367          100,042             (30.32)%***
  Janus Twenty Fund:
   Tax qualified ................................           9,400            6.865273           64,534             (46.73)%***
  Janus Worldwide Fund:
   Tax qualified ................................          13,661            7.857420          107,340             (31.94)%***
  Nationwide Bond Fund - Class D:
   Tax qualified ................................             253           10.587355            2,679               8.65%***

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

                                                                             UNIT                CONTRACT               TOTAL
                                                          UNITS           FAIR VALUE          OWNERS' EQUITY          RETURN**
                                                       -----------        -----------        ----------------         ---------
  Nationwide Money Market Fund - Service Class:
   Tax qualified ..................................          3,555          10.311743              36,658               4.59%***
  Nationwide S & P 500 Index Fund - Service Class:
   Tax qualified ..................................         13,854           8.952563             124,029             (15.62)%***
  Oppenheimer Global Fund - Class A:
   Tax qualified ..................................          1,368           9.506920              13,005              (7.35)%***
  NMF Prestige Large Cap Growth Fund - Class A:
   Tax qualified ..................................            643           7.477387               4,808             (37.61)%***
  Strong Common Stock Fund, Inc.:
   Tax qualified ..................................            335           9.592533               3,213              (6.07)%***

Asset Fee @ 1.30 rate:
  American Century: Growth Fund - Investor Class:
   Tax qualified ..................................        148,234          99.058910          14,683,898             (15.81)%
  American Century: Income and Growth Fund -
  Advisor Class:
   Tax qualified ..................................             56           8.918944                 499             (16.12)%***
  American Century: Income & Growth Fund -
  Investor Class:
   Tax qualified ..................................        539,511          18.136235           9,784,698             (11.69)%
  American Century: International Growth Fund -
  Investor Class:
   Tax qualified ..................................        123,327          25.077938           3,092,787             (16.11)%
  American Century:
  Short-Term  Government Fund - Investor Class:
   Tax qualified ..................................        102,017          24.610929           2,510,733               6.39%
  American Century: Ultra Fund - Investor Class:
   Tax qualified ..................................      1,057,861          24.597823          26,021,078             (20.95)%
  Delaware Group Delchester High-Yield Bond
  Fund, Inc. - Delchester Fund Institutional Class:
   Tax qualified ..................................         57,457          11.135176             639,794             (21.83)%
  Dreyfus A Bonds Plus, Inc.:
   Tax qualified ..................................        157,768          13.124465           2,070,621               8.81%
  Dreyfus Appreciation Fund, Inc.:
   Tax qualified ..................................        161,490          13.878593           2,241,254               0.49%
  Dreyfus Balanced Fund, Inc:
   Tax qualified ..................................         67,570          11.775576             795,676               0.65%
  Dreyfus Premier Third Century Fund, Inc. -
  Class Z:
   Tax qualified ..................................         72,298          28.523380           2,062,183             (14.03)%
  Dreyfus S&P 500 Index Fund:
   Tax qualified ..................................        746,793          30.697964          22,925,025             (10.74)%
  Evergreen Equity Income Fund - Class Y:
   Tax qualified ..................................         69,614          20.691982           1,440,452               5.78%
  Federated High Yield Trust:
   Tax qualified ..................................         45,649           8.971948             409,560             (10.66)%
  Federated Investment Series Funds, Inc. -
  Federated Bond Fund - Class F:
   Tax qualified ..................................        108,245          11.514205           1,246,355               3.44%

                                                                             UNIT                CONTRACT               TOTAL
                                                          UNITS           FAIR VALUE          OWNERS' EQUITY          RETURN**
                                                       -----------        -----------        ----------------         ---------
  Fidelity Advisor Balanced Fund - Class T:
   Tax qualified ...................................        79,760          14.384426           1,147,302               (6.93)%
  Fidelity Advisor Equity Income Fund - Class A:
   Tax qualified ...................................       114,461          18.092498           2,070,885                7.93%
  Fidelity Advisor Equity Income Fund - Class T:
   Tax qualified ...................................            46          11.127322                 512               16.81%***
  Fidelity Advisor Growth Opportunities Fund -
  Class T:
   Tax qualified ...................................       443,491          15.413519           6,835,757              (19.31)%
  Fidelity Advisor High Yield Fund - Class T:
   Tax qualified ...................................       209,619          11.774147           2,468,085              (12.25)%
  Fidelity Asset Manager:
   Tax qualified ...................................       299,977          19.494857           5,848,009                1.06%
  Fidelity Capital & Income Fund:
   Tax qualified ...................................        15,364          48.286748             741,878              (10.58)%
  Fidelity Equity-Income Fund:
   Tax qualified ...................................       146,711          89.259809          13,095,396                7.14%
  Fidelity Magellan Fund:
   Tax qualified ...................................     1,162,034          32.174567          37,387,941              (10.47)%
  Fidelity Puritan Fund:
   Tax qualified ...................................       546,155          24.581595          13,425,361                6.38%
  Fidelity VIP-High Income Portfolio: Initial Class:
   Tax qualified ...................................         4,173          19.523183              81,470              (23.48)%
  Franklin Mutual Series Fund, Inc. -
  Mutual Series Fund - Class A:
   Tax qualified ...................................        43,618          12.499302             545,195               11.95%
   Tax qualified ...................................            48          11.017274                 529               15.17%***
  Invesco Dynamics Fund, Inc:
   Tax qualified ...................................       642,744          16.215857          10,422,645               (8.96)%
  Invesco Small Company Growth Fund:
   Tax qualified ...................................            59           8.814308                 520              (17.68)%***
  Janus Fund:
   Tax qualified ...................................       797,517          24.478898          19,522,337              (16.01)%
  Janus Twenty Fund:
   Tax qualified ...................................     1,190,390          35.116816          41,802,707              (33.29)%
   Tax qualified ...................................         1,393           6.862971               9,560              (46.77)%***
  Janus Worldwide Fund:
   Tax qualified ...................................     1,054,795          20.289932          21,401,719              (17.95)%
  Lazard Small Cap Portfolio - Open Shares:
   Tax qualified ...................................        32,088          11.940435             383,145               14.10%
   Tax qualified ...................................            55          10.744604                 591               11.10%***
  MFS World Governments Fund - Class A:
   Tax qualified ...................................        11,595          35.767028             414,719                0.07%
  Nationwide Bond Fund - Class D:
   Tax qualified ...................................        32,956          44.413739           1,463,699                6.00%
   Non-tax qualified ...............................            73          44.223337               3,228                6.00%
  Nationwide Fund - Class D:
   Tax qualified ...................................           706           9.532796               6,730               (6.97)%***
   Tax qualified ...................................        56,417         119.150408           6,722,109               (3.56)%
   Non-tax qualified ...............................           122         124.107265              15,141               (3.56)%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

                                                                             UNIT                CONTRACT               TOTAL
                                                          UNITS           FAIR VALUE          OWNERS' EQUITY          RETURN**
                                                       -----------        -----------        ----------------         ---------
  Nationwide Growth  Fund - Class D:
   Tax qualified .................................          19,276          90.921898           1,752,611             (31.17)%
   Non-tax qualified .............................             198          96.002074              19,008             (31.17)%
  Nationwide Intermediate U.S. Government
  Bond Fund - Class D:
   Tax qualified .................................          33,952          12.848276             436,225              11.44%
  Nationwide Money Market Fund - Prime Shares:
   Tax qualified - pre 12/25/82 ..................         594,611          22.755940          13,530,932               4.53%
   Tax qualified .................................          24,257          28.654201             695,065               4.53%
   Non-tax qualified .............................             836          28.835292              24,106               4.53%
  Nationwide Money Market Fund - Service Class:
   Tax qualified .................................          17,383          10.308248             179,188               4.53%***
  Nationwide S & P 500 Index Fund - Service Class:
   Tax qualified .................................          52,371          10.535005             551,729             (10.85)%
  Neuberger Berman EF - Guardian Fund:
   Tax qualified .................................         321,714          17.835033           5,737,780              (3.13)%
  Neuberger Berman EF - Partners Fund:
   Tax qualified .................................         250,980          26.331332           6,608,638              (0.73)%
  Neuberger Berman ET - Genesis Trust:
   Tax qualified .................................         122,582          12.440853           1,525,025              30.78%
  Neuberger Berman IF -
  Limited Maturity Bond Fund:
   Tax qualified .................................          60,106          12.738631             765,668               5.32%
  Oppenheimer Global Fund - Class A:
   Tax qualified .................................         375,790          38.730878          14,554,677               2.72%
  Phoenix-Oakhurst Balanced Fund - Class A:
   Tax qualified .................................          49,220          17.900599             881,067              (1.67)%
  NMF Prestige Balanced Fund - Class A:
   Tax qualified .................................             396          10.528640               4,169              (2.60)%
  NMF Prestige International Fund - Class A:
   Tax qualified .................................           5,889          10.531243              62,018             (12.16)%
  NMF Prestige Large Cap Growth Fund - Class A:
   Tax qualified .................................          14,785          10.175457             150,444             (24.03)%
  NMF Prestige Large Cap Value Fund - Class A:
   Tax qualified .................................          11,928          10.960933             130,742              13.95%
  Prestige AS - Small Cap Fund - Class A:
   Tax qualified .................................          23,625          12.512899             295,617               3.17%
  Strong Common Stock Fund, Inc.:
   Tax qualified .................................         125,286          14.074339           1,763,318              (2.48)%
   Tax qualified .................................              60           9.589319                 575              (6.12)%***
  Strong Large Cap Growth Fund, Inc.:
   Tax qualified .................................         151,240          36.094318           5,458,905             (14.53)%
  Templeton Foreign Fund - Class A:
   Tax qualified .................................         329,717          16.685027           5,501,337              (4.91)%
  Warburg Pincus Emerging Growth Fund -
  Common Shares:
   Tax qualified .................................         339,409          17.950417           6,092,533             (13.17)%

                                                                               UNIT             CONTRACT               TOTAL
                                                            UNITS           FAIR VALUE       OWNERS' EQUITY          RETURN**
                                                         -----------       -----------     ----------------         ---------
  Warburg Pincus Global Fixed-Income Fund -
  Common Shares:
   Tax qualified .................................          15,052          11.172038          168,162               5.85%

Asset Fee @ 1.35 rate:
  American Century: Growth Fund - Investor Class:
   Tax qualified .................................             492           7.984965            3,929             (30.04)%***
  American Century: Income and Growth Fund -
  Advisor Class:
   Tax qualified .................................             791           8.915964            7,053             (16.16)%***
  American Century: Short-Term Government Fund -
  Investor Class:
   Tax qualified .................................             104          10.544941            1,097               8.12%***
  American Century: Ultra Fund - Investor Class:
   Tax qualified .................................           1,690           7.991449           13,506             (29.94)%***
  Dreyfus Appreciation Fund, Inc.:
   Tax qualified .................................           1,279           9.964802           12,745              (0.52)%***
  Fidelity Advisor Balanced Fund - Class A:
   Tax qualified .................................           1,367           9.509906           13,000              (7.31)%***
  Franklin Small Cap Growth Fund - Class A:
   Tax qualified .................................              54           8.518431              460             (22.09)%***
  Invesco Dynamics Fund, Inc:
   Tax qualified .................................             719           8.595917            6,180             (20.93)%***
  Invesco Small Company Growth Fund:
   Tax qualified .................................             330           8.811353            2,908             (17.72)%***
  Invesco Total Return Fund - Investor Class:
   Tax qualified .................................             203           9.814992            1,992              (2.76)%***
  Janus Advisor Worldwide Fund:
   Tax qualified .................................             489           8.830308            4,318             (46.95)%***
  Janus Fund:
   Tax qualified .................................           2,114           7.961032           16,830             (30.40)%***
  Janus Twenty Fund:
   Tax qualified .................................           2,526           6.860667           17,330             (46.80)%***
  Nationwide Fund - Class D:
   Tax qualified .................................             191           9.529603            1,820              (7.01)%***
  Nationwide Growth Fund - Class D:
   Tax qualified .................................              47           7.349447              345             (39.51)%***
  Nationwide Money Market Fund - Service Class:
   Tax qualified .................................             101          10.304753            1,041               4.49%***
  Nationwide S & P 500 Index Fund - Service Class:
   Tax qualified .................................           1,201           8.946569           10,745             (15.70)%***
  Neuberger Berman ET - Guardian Trust:
   Tax qualified .................................             923           9.358233            8,638              (9.57)%***
  Oppenheimer Global Fund - Class A:
   Tax qualified .................................             167           9.500554            1,587              (7.45)%***
  Templeton Foreign Fund - Class A:
   Tax qualified .................................           1,742          10.450451           18,205               6.72%***

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

                                                                              UNIT            CONTRACT            TOTAL
                                                             UNITS         FAIR VALUE      OWNERS' EQUITY        RETURN**
                                                          -----------      -----------    ----------------       ---------
Asset Fee @ 1.40 rate:
  American Century: Growth Fund - Investor Class:
   Tax qualified ................................             5,942          7.982278          47,431            (30.08)%***
  American Century: Income and Growth Fund -
  Advisor Class:
   Tax qualified ................................             5,420          8.912971          48,308            (16.21)%***
  American Century: International Growth Fund -
  Advisor Class:
   Tax qualified ................................               365          8.677781           3,167            (19.71)%***
  American Century: Ultra Fund - Investor Class:
   Tax qualified ................................               366          7.988773           2,924            (29.98)%***
  Dreyfus Appreciation Fund, Inc.:
   Tax qualified ................................                80          9.961462             797             (0.57)%***
  Dreyfus Balanced Fund, Inc:
   Tax qualified ................................             9,792          9.846977          96,422             (2.28)%***
  Franklin Small Cap Growth Fund - Class A:
   Tax qualified ................................               385          8.515572           3,278            (22.13)%***

  Invesco Dynamics Fund, Inc:
   Tax qualified ................................             5,404          8.593030          46,437            (20.98)%***
  Invesco Small Company Growth Fund:
   Tax qualified ................................             5,089          8.808407          44,826            (17.76)%***
  Janus Advisor Worldwide Fund:
   Tax qualified ................................             5,590          8.829229          49,355            (46.99)%***
  Janus Fund:
   Tax qualified ................................               362          7.958354           2,881            (30.44)%***
  Janus Twenty Fund:
   Tax qualified ................................               578          6.858363           3,964            (46.84)%***
  Nationwide Fund - Class D:
   Tax qualified ................................               139          9.526415           1,324             (7.06)%***
  Oppenheimer Global Fund - Class A:
   Tax qualified ................................               336          9.497367           3,191             (7.49)%***

Asset Fee @ 1.45 rate:
  American Century: Growth Fund - Investor Class:
   Tax qualified ................................             1,018          7.979607           8,123            (30.12)%***
  American Century: Income and Growth Fund -
  Advisor Class:
   Tax qualified ................................               170          8.909987           1,515            (16.25)%***
  American Century: International Growth Fund -
  Advisor Class:
   Tax qualified ................................               351          8.674874           3,045            (19.76)%***
  American Century: Ultra Fund - Investor Class:
   Tax qualified ................................             3,214          7.986087          25,667            (30.02)%***
  Dreyfus Appreciation Fund, Inc.:
   Tax qualified ................................               233          9.958126           2,320             (0.62)%***
  Dreyfus Balanced Fund, Inc:
   Tax qualified ................................               220          9.843679           2,166             (2.33)%***

                                                                             UNIT             CONTRACT              TOTAL
                                                            UNITS          FAIR VALUE       OWNERS' EQUITY         RETURN**
                                                         -----------       -----------     ----------------        ---------
  Dreyfus Premier Third Century Fund, Inc. -
  Class Z:
   Tax qualified ......................................      1,364           8.625964          11,766             (20.48)%***
  Federated High Yield Trust:
   Tax qualified ......................................         43           9.225056             397             (11.41)%***
  Federated Investment Series Funds, Inc. -
  Federated Bond Fund - Class F:
   Tax qualified ......................................        169          10.411592           1,760               6.14%***
  Fidelity Advisor Balanced Fund - Class A:
   Tax qualified ......................................        537           9.503531           5,103              (7.40)%***
  Fidelity Advisor Equity Income Fund - Class T:
   Tax qualified ......................................        690          11.116157           7,670              16.64%***
  Fidelity Advisor Growth Opportunities Fund - Class A:
   Tax qualified ......................................        914           8.443095           7,717             (23.21)%***
  Fidelity Advisor High Yield Fund - Class T:
   Tax qualified ......................................        317           9.024990           2,861             (14.54)%***
  Franklin Small Cap Growth Fund - Class A:
   Tax qualified ......................................        330           8.512713           2,809             (22.17)%***
  Invesco Dynamics Fund, Inc:
   Tax qualified ......................................        661           8.590146           5,678             (21.02)%***
  Invesco Small Company Growth Fund:
   Tax qualified ......................................        238           8.805446           2,096             (17.81)%***
  Invesco Total Return Fund - Investor Class:
   Tax qualified ......................................         76           9.808427             745              (2.86)%***
  Janus Advisor Worldwide Fund:
   Tax qualified ......................................      3,130           8.828146          27,632             (47.04)%***
  Janus Fund:
   Tax qualified ......................................      2,100           7.955688          16,707             (30.48)%***
  Janus Twenty Fund:
   Tax qualified ......................................      2,998           6.856048          20,554             (46.87)%***
  Janus Worldwide Fund:
   Tax qualified ......................................      1,144           7.846884           8,977             (32.10)%***
  Nationwide Bond Fund - Class D:
   Tax qualified ......................................        194          10.572997           2,051               8.44%***
  Nationwide Fund - Class D:
   Tax qualified ......................................        228           9.523220           2,171              (7.11)%***
  Nationwide Growth Fund - Class D:
   Tax qualified ......................................        607           7.344506           4,458             (39.59)%***
  Nationwide Money Market Fund - Service Class:
   Tax qualified ......................................        174          10.297760           1,792               4.39%***
  Nationwide S & P 500 Index Fund - Service Class:
   Tax qualified ......................................        668           8.940568           5,972             (15.79)%***
  Neuberger Berman ET - Genesis Trust:
   Tax qualified ......................................        437          11.818605           5,165              27.11%***
  Neuberger Berman ET - Guardian Trust:
   Tax qualified ......................................        217           9.351959           2,029              (9.66)%***
  Oppenheimer Global Fund - Class A:
   Tax qualified ......................................      2,819           9.494192          26,764              (7.54)%***

                          NATIONWIDE VARIABLE ACCOUNT

                                                                              UNIT             CONTRACT               TOTAL
                                                             UNITS         FAIR VALUE       OWNERS' EQUITY          RETURN**
                                                          -----------      -----------     ----------------         ---------
  NMF Prestige International Fund - Class A:
   Tax qualified .................................             123           9.483607           1,166              (7.70)%***
  Strong Common Stock Fund, Inc.:
   Tax qualified .................................             561           9.579686           5,374              (6.27)%***
  Templeton Foreign Fund - Class A:
   Tax qualified .................................             117          10.443442           1,222               6.61%***

Asset Fee @ 1.50 rate:
  American Century: Income and Growth Fund -
  Advisor Class:
   Tax qualified .................................             681           8.906998           6,066             (16.29)%***
  American Century: Ultra Fund - Investor Class:
   Tax qualified .................................             247           7.983407           1,972             (30.06)%***
  Invesco Dynamics Fund, Inc:
   Tax qualified .................................             438           8.587266           3,761             (21.06)%***
  Janus Fund:
   Tax qualified .................................             443           7.953018           3,523             (30.52)%***
  Janus Twenty Fund:
   Tax qualified .................................             506           6.853752           3,468             (46.90)%***
  Janus Worldwide Fund:
   Tax qualified .................................             440           7.844244           3,451             (32.14)%***
  Nationwide S & P 500 Index Fund - Service Class:
   Tax qualified .................................             670           8.937573           5,988             (15.84)%***

Asset Fee @ 1.55 rate:
  American Century: Ultra Fund - Investor Class:
   Tax qualified .................................              57           7.980721             455             (30.10)%***
  Franklin Small Cap Growth Fund - Class A:
   Tax qualified .................................              51           8.506987             434             (22.26)%***
  Invesco Dynamics Fund, Inc:
   Tax qualified .................................              48           8.584369             412             (21.10)%***
  Janus Fund:
   Tax qualified .................................              57           7.950346             453             (30.56)%***
  Nationwide Money Market Fund - Service Class:
   Tax qualified .................................             270          10.290763           2,779               4.28%***
  Oppenheimer Global Fund - Class A:
   Tax qualified .................................              56           9.487824             531              (7.64)%***

Asset Fee @ 1.60 rate:
  American Century: Growth Fund - Investor Class:
   Tax qualified .................................             102           7.971560             813             (30.24)%***
  American Century: Ultra Fund - Investor Class:
   Tax qualified .................................             157           7.978043           1,253             (30.14)%***
  Fidelity Advisor Balanced Fund - Class A:
   Tax qualified .................................              56           9.493965             532              (7.54)%***
  Invesco Dynamics Fund, Inc:
   Tax qualified .................................           1,229           8.581486          10,547             (21.15)%***
  Invesco Small Company Growth Fund:
   Tax qualified .................................             102           8.796577             897             (17.94)%***

                                                                             UNIT             CONTRACT              TOTAL
                                                          UNITS           FAIR VALUE       OWNERS' EQUITY         RETURN**
                                                       -----------        -----------     ----------------        ---------
  Janus Advisor Worldwide Fund:
   Tax qualified .................................               94          8.824908            830            (47.17)%***
  Janus Fund:
   Tax qualified .................................              121          7.947670            962            (30.60)%***
  Janus Twenty Fund:
   Tax qualified .................................              226          6.849139          1,548            (46.97)%***
  Janus Worldwide Fund:
   Tax qualified .................................              128          7.838970          1,003            (32.22)%***
  Nationwide S & P 500 Index Fund - Service Class:
   Tax qualified .................................              359          8.931577          3,206            (15.93)%***
  Oppenheimer Global Fund - Class A:
   Tax qualified .................................              898          9.484634          8,517             (7.68)%***

Asset Fee @ 1.65 Rate:
  American Century: Growth Fund - Investor Class:
   Tax qualified .................................               36          7.968889            287            (30.28)%***
  American Century: Ultra Fund - Investor Class:
   Tax qualified .................................               24          7.975357            191            (30.18)%***
  Invesco Dynamics Fund, Inc:
   Tax qualified .................................               34          8.578597            292            (21.19)%***
  Invesco Small Company Growth Fund:
   Tax qualified .................................               22          8.793617            193            (17.98)%***
  Janus Fund:
   Tax qualified .................................               35          7.944989            278            (30.64)%***
  Janus Twenty Fund:
   Tax qualified .................................               13          6.846831             89            (47.01)%***
  Nationwide S & P 500 Index Fund - Service Class:
   Tax qualified .................................               44          8.928569            393            (15.97)%***
  Oppenheimer Global Fund - Class A:
   Tax qualified .................................               22          9.481459            209             (7.73)%***
                                                         ==========        ==========
  Reserve for annuity contracts in payout phase:
   Tax qualified .................................                                           154,338
                                                                                        ------------
                                                                                        $358,914,405
                                                                                        ============

The following is a summary for 1999:
   American Century:
   Benham Short-Term Government Fund:
    Tax qualified ................................        87,493          $ 23.132624   $  2,023,943              0.52%
   American Century: Income & Growth Fund:
    Tax qualified ................................       534,684            20.537578     10,981,114             16.42%
   American Century:
   Twentieth Century Growth Fund:
    Tax qualified ................................       153,919           117.667874     18,111,321             32.93%
   American Century:
   Twentieth Century International Growth Fund:
    Tax qualified ................................        67,212            29.892733      2,009,150             62.31%
   American Century: Twentieth Century Ultra Fund:
    Tax qualified ................................       958,510            31.115121     29,824,155             39.63%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

                                                                             UNIT                CONTRACT               TOTAL
                                                          UNITS           FAIR VALUE          OWNERS' EQUITY          RETURN**
                                                       -----------        -----------        ----------------         ---------
  Delaware Group Delchester High-Yield Bond
  Fund, Inc. - Delchester Fund Institutional Class:
   Tax qualified ..................................         79,605          14.244875           1,133,963              (4.47)%
  Dreyfus A Bonds Plus, Inc.:
   Tax qualified ..................................        160,276          12.061566           1,933,180               0.44%
  Dreyfus Appreciation Fund, Inc.:
   Tax qualified ..................................        156,211          13.811292           2,157,476               8.54%
  Dreyfus Balanced Fund, Inc.:
   Tax qualified ..................................         29,698          11.699291             347,446               8.77%
  Dreyfus S&P 500 Index Fund:
   Tax qualified ..................................        692,394          34.392545          23,813,192              18.69%
  The Dreyfus Third Century Fund, Inc.:
   Tax qualified ..................................         59,207          33.178138           1,964,378              28.47%
  Evergreen Income and Growth Fund - Class Y:
   Tax qualified ..................................         72,494          19.561585           1,418,098              14.85%
  Federated High Yield Trust:
   Tax qualified ..................................         49,637          10.042770             498,493               0.67%
  Federated Investment Series Funds, Inc. -
  Federated Bond Fund - Class F:
   Tax qualified ..................................        139,182          11.130751           1,549,200              (3.61)%
  Fidelity Advisor Balanced Fund - Class T:
   Tax qualified ..................................         86,087          15.455350           1,330,505               3.14%
  Fidelity Advisor Equity Income Fund - Class T:
   Tax qualified ..................................        122,013          16.762859           2,045,287               1.87%
  Fidelity Advisor Growth Opportunities Fund -
  Class T:
   Tax qualified ..................................        488,519          19.101353           9,331,374               2.53%
  Fidelity Advisor High Yield Fund - Class T:
   Tax qualified ..................................        219,180          13.417364           2,940,818               6.95%
  Fidelity Asset Manager:
   Tax qualified ..................................        290,579          19.290540           5,605,426              12.11%
  Fidelity Capital & Income Fund:
   Tax qualified ..................................         17,840          54.000183             963,363              11.73%
  Fidelity Equity-Income Fund:
   Tax qualified ..................................        193,545          83.313397          16,124,891               5.76%
  Fidelity Magellan Fund:
   Tax qualified ..................................      1,080,953          35.935860          38,844,976              22.44%
  Fidelity Puritan Fund:
   Tax qualified ..................................        637,179          23.106868          14,723,211               1.52%
  Fidelity VIP - High Income Portfolio:
   Tax qualified ..................................          4,175          25.512888             106,516               6.75%
  Franklin Mutual Series Fund Inc. -
  Mutual Shares Fund - Class I:
   Tax qualified ..................................         26,055          11.164707             290,896              13.14%
  INVESCO Dynamics Fund, Inc.:
   Tax qualified ..................................        198,949          17.811356           3,543,551              69.57%
  Janus Fund:
   Tax qualified ..................................        595,937          29.145619          17,368,953              45.22%

                                                                             UNIT                CONTRACT              TOTAL
                                                          UNITS           FAIR VALUE          OWNERS' EQUITY          RETURN**
                                                       -----------        -----------        ----------------         ---------
  Janus Twenty Fund:
   Tax qualified ...............................          995,837           52.641837          52,422,689               62.76%
  Janus Worldwide Fund:
   Tax qualified ...............................          769,694           24.727791          19,032,832               62.24%
  Lazard Small Cap Portfolio - Open Shares:
   Tax qualified ...............................           17,391           10.464373             181,986                0.15%
  MFS World Governments Fund - Class A:
   Tax qualified ...............................           14,393           35.741694             514,430               (4.76)%
  Nationwide Bond Fund - Class D:
   Tax qualified ...............................           37,478           41.898652           1,570,278               (4.05)%
   Non-tax qualified ...........................               73           41.719031               3,045               (4.05)%
  Nationwide Fund - Class D:
   Tax qualified ...............................           69,097          123.552516           8,537,108               (1.53)%
   Non-tax qualified ...........................              149          128.692505              19,175               (1.53)%
  Nationwide Growth Fund - Class D:
   Tax qualified ...............................           26,654          132.098827           3,520,962               15.12%
   Non-tax qualified ...........................              208          139.479726              29,012               15.12%
  Nationwide S&P 500 Index Fund - Class R:
   Tax qualified ...............................           17,851           11.817107             210,947               17.99%
  Nationwide Money Market Fund:
   Tax qualified - Pre 12/25/82 ................          621,449           21.769674          13,528,742                3.32%
   Tax qualified ...............................           27,248           27.412298             746,930                3.32%
   Non-tax qualified ...........................              838           27.585541              23,117                3.32%
  Nationwide Intermediate U.S. Government
  Bond Fund - Class D:
   Tax qualified ...............................           38,138           11.529833             439,725               (3.24)%

  Neuberger & Berman Genesis Trust
   Tax qualified ...............................           71,239            9.512964             677,694                2.66%
  Neuberger & Berman Guardian Trust:
   Tax qualified ...............................          379,737           18.411034           6,991,351                7.05%
  Neuberger & Berman Limited Maturity Bond Fund:
   Tax qualified ...............................          119,912           12.095451           1,450,390                0.32%
  Neuberger & Berman Partners Fund:
   Tax qualified ...............................          311,323           26.523895           8,257,499                6.40%
  Oppenheimer Global Fund - Class A:
   Tax qualified ...............................          315,244           37.706431          11,886,726               56.42%
  Phoenix Balanced Fund Series - Class A:
   Tax qualified ...............................           58,295           18.203902           1,061,196                9.32%
  Prestige Balanced Fund - Class A:
   Tax qualified ...............................              355           10.809720               3,837                7.72%
  Prestige International Fund - Class A:
   Tax qualified ...............................            4,361           11.989686              52,287               19.48%
  Prestige Large Cap Growth Fund - Class A:
   Tax qualified ...............................            1,471           13.394083              19,703               32.82%
  Prestige Large Cap Value Fund - Class A:
   Tax qualified ...............................              109            9.619068               1,048               (5.97)%
  Prestige Small Cap Fund - Class A:
   Tax qualified ...............................            8,135           12.128362              98,664               17.08%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, Continued


                                                                     UNIT                CONTRACT             TOTAL
                                                 UNITS           FAIR VALUE          OWNERS' EQUITY          RETURN**
                                              -----------        -----------        ----------------         ---------
  Strong Common Stock Fund, Inc.:
   Tax qualified ..........................      69,558           14.432187              1,003,874             38.53%
  Strong Total Return Fund, Inc.:
   Tax qualified ..........................     115,792           42.228152              4,889,682             57.67%
  Templeton Foreign Fund - Class I:
   Tax qualified ..........................     334,228           17.547470              5,864,856             37.40%
  Warburg Pincus Emerging Growth Fund -
  Common Shares:
   Tax qualified ..........................     288,739           20.672241              5,968,882             39.97%
  Warburg Pincus Global Fixed-Income Fund -
  Common Shares:
   Tax qualified ..........................       5,420           10.554122                 57,203             (0.91)%
                                               ========           =========
  Reserves for annuity contracts in payout phase:

   Tax qualified ..........................                                                225,036
                                                                                      ------------
                                                                                      $360,275,782
                                                                                      ============


The following is a summary for 1998:
  American Century:
  Benham Short-Term Government Fund:
   Tax qualified ..........................     131,664         $ 23.012292           $  3,029,890              4.66%
  American Century: Income & Growth Fund:
   Tax qualified ..........................     397,026           17.640513              7,003,742             25.98%
  American Century:
  Twentieth Century Growth Fund:
   Tax qualified ..........................     150,519           88.518097             13,323,655             34.99%
  American Century:
  Twentieth Century International
   Growth Fund:
   Tax qualified ..........................      48,212           18.416900                887,916             17.46%
  American Century: Twentieth Century
   Ultra Fund:
   Tax qualified ..........................     784,677           22.284614             17,486,224             32.80%
  Delaware Group Delchester High-Yield Bond
  Fund, Inc. - Delchester Fund
   Institutional Class:
   Tax qualified ..........................      73,489           14.911925              1,095,862             (2.85)%
  Dreyfus A Bonds Plus, Inc.:
   Tax qualified ..........................     174,256           12.008201              2,092,501              1.35%
  Dreyfus Appreciation Fund, Inc.:
   Tax qualified ..........................      56,370           12.724781                717,296             27.57%***
  Dreyfus Balanced Fund, Inc.:
   Tax qualified ..........................      14,859           10.755504                159,816              7.64%***
  Dreyfus S&P 500 Index Fund:
   Tax qualified ..........................     429,513           28.976575             12,445,816             26.42%
  The Dreyfus Third Century Fund, Inc.:
   Tax qualified ..........................      41,708           25.825514              1,077,131             28.48%
  Evergreen Income and Growth Fund -
   Class Y:
   Tax qualified ..........................      75,243           17.031564              1,281,506             (2.08)%
  Federated High Yield Trust:
   Tax qualified ..........................      49,055            9.976102                489,378             (0.24)%

                                                                     UNIT                CONTRACT             TOTAL
                                                 UNITS           FAIR VALUE          OWNERS' EQUITY          RETURN**
                                              -----------        -----------        ----------------         ---------
  Federated Investment Series Funds, Inc. -
  Federated Bond Fund - Class F:
   Tax qualified ..........................     104,392           11.547474              1,205,464              4.25%
  Fidelity Advisor Balanced Fund -
   Class T:
   Tax qualified ..........................      31,056           14.984876                465,370             13.95%
  Fidelity Advisor Equity Income Fund -
   Class T:
   Tax qualified ..........................     103,814           16.455574              1,708,319             14.63%
  Fidelity Advisor Growth Opportunities Fund -
   Class T:
   Tax qualified ..........................     391,088           18.629791              7,285,888             22.37%
  Fidelity Advisor High Yield Fund -
   Class T:
   Tax qualified ..........................     223,247           12.545500              2,800,745             (1.74)%
  Fidelity Asset Manager:
   Tax qualified ..........................     240,850           17.206302              4,144,138             14.58%
  Fidelity Capital & Income Fund:
   Tax qualified ..........................      24,848           48.330455              1,200,915              3.40%
  Fidelity Equity-Income Fund:
   Tax qualified ..........................     216,592           78.774753             17,061,981             11.06%
  Fidelity Magellan Fund:
   Tax qualified ..........................     775,189           29.350937             22,752,524             31.89%
  Fidelity Puritan Fund:
   Tax qualified ..........................     631,678           22.760633             14,377,391             15.08%
  Fidelity VIP - High Income Portfolio:
   Tax qualified ..........................       5,077           23.899779                121,339             (5.57)%
  Franklin Mutual Series Fund Inc. -
  Mutual Shares Fund - Class I:
   Tax qualified ..........................      18,848            9.868029                185,993             10.12%***
  Janus Fund:
   Tax qualified ..........................     303,830           20.070038              6,097,880             37.09%
  Janus Twenty Fund:
   Tax qualified ..........................     507,576           32.342568             16,416,311             71.15%
  Janus Worldwide Fund:
   Tax qualified ..........................     459,107           15.241714              6,997,578             24.23%
  Lazard Small Cap Portfolio - Open Shares:
   Tax qualified ..........................          45           10.448830                    470            182.15%***
  MFS World Governments Fund - Class A:
   Tax qualified ..........................      19,990           37.527462                750,174              2.79%
  Nationwide Bond Fund - Class D:
   Tax qualified ..........................      36,470           43.667785              1,592,564              6.96%
   Non-tax qualified ......................         148           43.480582                  6,435              6.96%

  Nationwide Fund - Class D:
   Tax qualified ..........................      59,155          125.467347              7,422,021             28.65%
   Non-tax qualified ......................         176          130.686988                 23,001             28.65%
  Nationwide Growth Fund - Class D:
   Tax qualified ..........................      30,515          114.746202              3,501,480             22.14%
   Non-tax qualified ......................         218          121.157545                 26,412             22.14%
  Nationwide Money Market Fund:
   Tax qualified - Pre 12/25/82 ...........      32,588           26.532610                864,645              3.71%
   Tax qualified ..........................     503,152           21.071063             10,601,947              3.71%
   Non-tax qualified ......................         841           26.700292                 22,455              3.71%

                                                                     (Continued)

                                                                     UNIT                CONTRACT             TOTAL
                                                 UNITS           FAIR VALUE          OWNERS' EQUITY          RETURN**
                                              -----------        -----------        ----------------         ---------
  Nationwide Intermediate U.S. Government
  Bond Fund - Class D:
   Tax qualified ..........................      43,459           11.915504                517,836              6.80%
  Neuberger & Berman Genesis Trust:
   Tax qualified ..........................      67,525            9.266508                625,721             (7.42)%***
  Neuberger & Berman Guardian Trust:
   Tax qualified ..........................     436,072           17.198573              7,499,816              1.02%
  Neuberger & Berman Limited Maturity
   Bond Fund:
   Tax qualified ..........................      81,393           12.056542                981,318              3.29%
  Neuberger & Berman Partners Fund:
   Tax qualified ..........................     374,224           24.928856              9,328,976              4.90%
  Oppenheimer Global Fund - Class A:
   Tax qualified ..........................     301,407           24.105920              7,265,693             11.24%
  Phoenix Balanced Fund Series - Class A:
   Tax qualified ..........................      47,793           16.652539                795,875             16.98%
  Prestige International Fund - Class A:
   Tax qualified ..........................         181           10.035113                  1,816             14.25%
  Prestige Small Cap Fund - Class A:
   Tax qualified ..........................          45           10.359298                    466            145.82%
  Strong Total Return Fund, Inc.:
   Tax qualified ..........................      75,602           26.782090              2,024,780             30.33%
  Templeton Foreign Fund - Class I:
   Tax qualified ..........................     318,666           12.770793              4,069,618             (6.12)%
  Warburg Pincus Emerging Growth Fund -
   Common Shares:
   Tax qualified ..........................     338,034           14.769496              4,992,592              4.45%
  Warburg Pincus Global Fixed-Income Fund -
   Common Shares:
   Tax qualified ..........................      14,079           10.651516                149,963              6.59%***
                                                =======          ==========
  Reserves for annuity contracts in
   payout phase:
   Tax qualified ..........................                                                247,310
                                                                                      ------------
                                                                                      $227,225,953
                                                                                      ============


The following is a summary for 1997:
  American Century:
  Benham Short-Term Government Fund
   Tax qualified ..........................     138,808          $21.986961           $  3,051,966              4.64%
  American Century: Income & Growth Fund:
   Tax qualified ..........................     135,424           14.002308              1,896,249             32.71%
  American Century:
  Twentieth Century Growth Fund: ..........
   Tax qualified ..........................    158,492           65.572069             10,392,648             27.60%
  American Century:
  Twentieth Century International
   Growth Fund:
   Tax qualified ..........................      31,799           15.678789                498,570             18.17%
  American Century: Twentieth Century
   Ultra Fund:
   Tax qualified ..........................     660,821           16.780808             11,089,110             21.53%

                                                                     UNIT                CONTRACT             TOTAL
                                                 UNITS           FAIR VALUE          OWNERS' EQUITY          RETURN**
                                              -----------        -----------        ----------------         ---------
  Delaware Group Delchester High-Yield Bond
  Fund, Inc. - Delchester Fund
   Institutional Class:
   Tax qualified ..........................      87,319           15.348845              1,340,246             12.71%
  Dreyfus A Bonds Plus, Inc.:
   Tax qualified ..........................     156,006           11.848519              1,848,440              8.12%
  Dreyfus S&P 500 Index Fund:
   Tax qualified ..........................     332,923           22.921661              7,631,148             30.91%
  The Dreyfus Third Century Fund, Inc.:
   Tax qualified ..........................      35,892           20.101260                721,474             27.69%
  Evergreen Income and Growth Fund -
   Class Y:
   Tax qualified ..........................      63,791           17.394044              1,109,583             23.95%
  Federated Investment Series Funds, Inc. -
  Federated Bond Fund - Class F:
   Tax qualified ..........................      33,538           11.076983                371,500              9.48%
  Fidelity Advisor Balanced Fund - Class T:
   Tax qualified ..........................      13,345           13.150098                175,488             20.74%
  Fidelity Advisor Equity Income Fund -
   Class T:
   Tax qualified ..........................      84,318           14.355400              1,210,419             24.26%
  Fidelity Advisor Growth Opportunities Fund -
   Class T:
   Tax qualified ..........................     315,184           15.224094              4,798,391             26.89%
  Fidelity Advisor High Yield Fund -
   Class T:
   Tax qualified ..........................     195,236           12.767617              2,492,698             13.57%
  Fidelity Asset Manager:
   Tax qualified ..........................     244,272           15.016191              3,668,035             20.69%
  Fidelity Capital & Income Fund:
   Tax qualified ..........................      27,378           46.743425              1,279,741             13.21%
  Fidelity Equity-Income Fund:
   Tax qualified ..........................     245,733           70.928467             17,429,465             28.30%
  Fidelity Magellan Fund:
   Tax qualified ..........................     655,202           22.253917             14,580,811             24.95%
  Fidelity Puritan Fund:
   Tax qualified ..........................     599,590           19.778111             11,858,758             20.76%
  Fidelity VIP - High Income Portfolio:
   Tax qualified ..........................      10,793           25.310146                273,172             16.14%
  Janus Fund:
   Tax qualified ..........................     235,485           14.640570              3,447,635             21.12%
  Janus Twenty Fund:
   Tax qualified ..........................     312,701           18.897600              5,909,298             28.01%
  Janus Worldwide Fund:
   Tax qualified ..........................     323,968           12.268712              3,974,670             18.91%
  MFS World Governments Fund - Class A:
   Tax qualified ..........................      20,631           36.509244                753,222             (1.00)%
  Nationwide Bond Fund:
   Tax qualified ..........................      41,735           40.827520              1,703,937              7.89%
   Non-tax qualified ......................         176           40.652493                  7,155              7.89%
  Nationwide Fund:
   Tax qualified ..........................      45,672           97.524886              4,454,157             37.82%
   Non-tax qualified ......................         314          101.582074                 31,897             37.82%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, Continued


                                                                     UNIT                CONTRACT             TOTAL
                                                 UNITS           FAIR VALUE          OWNERS' EQUITY          RETURN**
                                              -----------        -----------        ----------------         ---------
  Nationwide Growth Fund:
   Tax qualified ..........................      46,513           93.947252              4,369,769             24.59%
   Non-tax qualified ......................         229           99.196488                 22,716             24.59%
  Nationwide Money Market Fund:
   Tax qualified - Pre 12/25/82 ...........      43,632           25.582330              1,116,208              3.76%
   Tax qualified ..........................     325,458           20.316392              6,612,132              3.76%
   Non-tax qualified                                844           25.744006                 21,728              3.76%
  Nationwide U.S. Government Income Fund:
   Tax qualified ..........................       6,737           11.156351                 75,160              8.05%
  Neuberger & Berman Guardian Fund:
   Tax qualified ..........................     448,443           17.024633              7,634,577             16.41%
Neuberger & Berman Limited Maturity
   Bond Fund:
   Tax qualified ..........................      67,262           11.672986                785,148              5.46%
  Neuberger & Berman Partners Fund:
   Tax qualified ..........................     312,513           23.764888              7,426,836             27.55%
  Oppenheimer Global Fund - Class A:
   Tax qualified ..........................     262,844           21.669822              5,695,783             20.24%
  Phoenix Balanced Fund Series - Class A:
   Tax qualified ..........................      46,629           14.235004                663,764             16.80%
  Strong Total Return Fund, Inc.:
   Tax qualified ..........................      78,495           20.549313              1,613,018             22.56%
  Templeton Foreign Fund - Class I:
   Tax qualified ..........................     354,769           13.604014              4,826,282              5.26%
  Warburg Pincus Emerging Growth Fund -
   Common Shares:
   Tax qualified ..........................     316,835           14.140391              4,480,171             19.69%
                                                =======           =========
  Reserves for annuity contracts in payout phase:

   Tax qualified                                                                           211,551
                                                                                      ------------
                                                                                      $163,554,726
                                                                                      ============


The following is a summary for 1996:
  American Century:
   Benham Short-Term Government Fund:
   Tax qualified ..........................     157,941          $21.012508           $  3,318,737              2.75%
  American Century: Income & Growth Fund:
   Tax qualified ..........................      18,133           10.551440                191,329             32.49%***
  American Century:
   Twentieth Century Growth Fund:
   Tax qualified ..........................     186,518           51.389039              9,584,981             13.51%
  American Century:
   Twentieth Century International
   Growth Fund:
   Tax qualified ..........................      37,683           13.268469                499,996             12.93%
  American Century: Twentieth Century Ultra Fund:
   Tax qualified                                530,842           13.807925              7,329,827             12.36%
  Delaware Group Delchester High-Yield Bond
   Fund, Inc. - Delchester Fund
   Institutional Class:
   Tax qualified ..........................      70,363           13.618147                958,214             11.10%

                                                                     UNIT                CONTRACT             TOTAL
                                                 UNITS           FAIR VALUE          OWNERS' EQUITY          RETURN**
                                              -----------        -----------        ----------------         ---------
  Dreyfus A Bonds Plus, Inc.:
   Tax qualified ..........................     169,248           10.958199              1,854,653              1.28%
  Dreyfus S&P 500 Index Fund:
   Tax qualified ..........................     187,389           17.509385              3,281,066             20.71%
  The Dreyfus Third Century Fund, Inc.:
   Tax qualified ..........................      21,194           15.742432                333,645             22.70%
  The Evergreen Total Return Fund - Class Y:
   Tax qualified ..........................      65,357           14.032960                917,152             11.42%
  Federated Investment Series Funds, Inc. -
   Federated Bond Fund - Class F:
   Tax qualified ..........................       9,873           10.117861                 99,894              7.06%***
  Fidelity Advisor Equity-Income Fund -
   Class T:
   Tax qualified ..........................      59,163           11.552736                683,495             13.11%
  Fidelity Advisor Growth Opportunities Fund -
   Class T:
   Tax qualified ..........................     177,245           11.997760              2,126,543             16.19%
  Fidelity Advisor High Yield Fund -
   Class T:
   Tax qualified ..........................      70,939           11.241941                797,492             11.77%
  Fidelity Advisor Income & Growth Fund -
   Class T:
   Tax qualified ..........................       2,740           10.890814                 29,841              7.01%
  Fidelity Asset Manager:
   Tax qualified ..........................     244,667           12.442308              3,044,222             11.25%
  Fidelity Capital & Income Fund:
   Tax qualified ..........................      29,770           41.287772              1,229,137              9.95%
  Fidelity Equity-Income Fund:
   Tax qualified ..........................     257,747           55.285184             14,249,590             19.44%
  Fidelity Magellan Fund:
   Tax qualified ..........................     656,562           17.810611             11,693,770             10.23%
  Fidelity Puritan Fund:
   Tax qualified ..........................     475,617           16.377974              7,789,643             13.65%
  Fidelity VIP - High Income Portfolio:
   Tax qualified ..........................      12,382           21.793257                269,844             12.54%
  Janus Fund:
   Tax qualified ..........................     133,123           12.087447              1,609,117             18.05%
  Janus Twenty Fund:
   Tax qualified ..........................     230,288           14.762398              3,399,603             26.18%
  Janus Worldwide Fund:
   Tax qualified ..........................      45,099           10.317427                465,306             19.01%***
  MFS World Governments Fund - Class A:
   Tax qualified ..........................      28,013           36.879814              1,033,114              4.02%
  Nationwide Bond Fund:
   Tax qualified ..........................      42,476           37.842928              1,607,416              0.16%
   Non-tax qualified ......................         194           37.680696                  7,310              0.16%
  Nationwide Fund:
   Tax qualified ..........................      34,681           70.764576              2,454,186             22.31%
   Non-tax qualified ......................         314           73.708492                 23,144             22.31%
  Nationwide Growth Fund:
   Tax qualified ..........................      48,441           75.405663              3,652,726             15.17%
   Non-tax qualified ......................         230           79.618909                 18,312             15.17%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                                     UNIT                CONTRACT             TOTAL
                                                 UNITS           FAIR VALUE          OWNERS' EQUITY          RETURN**
                                              -----------        -----------        ----------------         ---------
  Nationwide Money Market Fund:
   Tax qualified - Pre 12/25/82 ...........      49,431           24.656210              1,218,781              3.61%
   Tax qualified ..........................     327,248           19.580907              6,407,813              3.61%
   Non-tax qualified ......................       1,317           24.812035                 32,677              3.61%
  Nationwide U.S. Government Income Fund:
   Tax qualified ..........................       6,372           10.324818                 65,790              1.98%
  Neuberger & Berman Guardian Fund:
   Tax qualified ..........................     357,346           14.625126              5,226,230             16.34%
  Neuberger & Berman Limited Maturity
   Bond Fund:
   Tax qualified ..........................      74,163           11.068501                820,873              3.11%
  Neuberger & Berman Partners Fund:
   Tax qualified ..........................     222,551           18.631249              4,146,403             24.84%
  Oppenheimer Global Fund - Class A:
   Tax qualified ..........................     228,413           18.022572              4,116,590             15.98%
  Phoenix Balanced Fund Series - Class A:
   Tax qualified ..........................      43,659           12.187868                532,110              7.16%
  Strong Total Return Fund, Inc.:
   Tax qualified ..........................      63,801           16.766964              1,069,749             12.58%
  Templeton Foreign Fund - Class I:
   Tax qualified ..........................     266,447           12.923758              3,443,497             16.46%
  Warburg Pincus Emerging Growth Fund -
   Common Shares:
   Tax qualified ..........................     250,912           11.814248              2,964,337              8.44%
                                               ========           =========

  Reserves for annuity contracts in payout

   Tax qualified                                                                           190,262
                                                                                      ------------
                                                                                      $114,788,417
                                                                                      ============



         *        Not used.

         ** This represents the annual total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

         *** Annualized as this investment option was not utilized for the entire period indicated.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          Independent Auditors' Report
                          ----------------------------


The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of Nationwide Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations for the year then ended, its changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 16, 2001

--------------------------------------------------------------------------------

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220


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